Registration Nos.: 33-82268 and
                                                                    811-8670

              As filed with the Securities and Exchange Commission
                                on April 20, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

      Post-Effective Amendment No. 12                              X

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

      Amendment No. 13                                             X

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           USAA LIFE INSURANCE COMPANY
                               (Name of Depositor)
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

         Depositor's Telephone Number, including Area Code: 210-498-8000

                             CYNTHIA A. TOLES, ESQ.
                     Vice President and Assistant Secretary
                           USAA Life Insurance Company
                         9800 Fredericksburg Road, B-1-E
                          San Antonio, Texas 78288-4501
                    (Name and Address of Agents for Service)

                                   Copies to:

                              DIANE E. AMBLER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                                 (202) 778-9886

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

 [ ]        Immediately upon filing pursuant to paragraph (b) of Rule 485

 [X]        On May 1, 2004 pursuant to paragraph (b) of Rule 485

 [ ]        60 days after filing pursuant to paragraph (a)(1) of Rule 485

 [ ]        On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

 [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

                                VARIABLE ANNUITY
                                   PROSPECTUS

                                   May 1, 2004


USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone:  1-800-531-2923

USAA Life Insurance Company (USAA LIFE) is offering a flexible premium deferred combination fixed and variable annuity contract (CONTRACT) to the general public. This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds (FUNDS):

USAA LIFE INVESTMENT TRUST               FIDELITY(R) VARIABLE INSURANCE PRODUCTS
USAA Life Growth and Income Fund         Fidelity VIP Contrafund(R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund         Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life World Growth Fund              Fidelity VIP Dynamic Capital Appreciation Portfolio,
USAA Life Diversified Assets Fund        Initial Class
USAA Life Income Fund

VANGUARD(R) VARIABLE INSURANCE FUND      SCUDDER VARIABLE SERIES I
Vanguard Diversified Value Portfolio     Scudder VS I Capital Growth Portfolio, Class A Shares
Vanguard Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio         THE ALGER AMERICAN FUND
Vanguard Small Company Growth Portfolio  Alger American Growth Portfolio, Class O Shares
Vanguard International Portfolio
Vanguard REIT Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Money Market Portfolio


USAA Life (WE) have filed a Statement of Additional Information, dated May 1, 2004, with the Securities and Exchange Commission (SEC). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this prospectus. Its table of contents appears on page 38. For a free copy, call 1-800-531-2923.


                   INVESTMENTS IN THE VARIABLE FUND ACCOUNTS ARE NOT DEPOSITS
                   OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL
                   SAVINGS BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT
   IMPORTANT       INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT
    NOTICES        AGENCY, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE
                   VALUE.

                   THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS OR PASSED UPON THE ADEQUACY OF
                   THIS PROSPECTUS.   ANYONE WHO TELLS YOU OTHERWISE IS
                   COMMITTING A FEDERAL CRIME.


                                VA Contract -- 1

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
TABLE OF CONTENTS
--------------------------------------------------------------------------------



                           Index of Important Terms.....................3
                           Expenses.....................................3
                           The Contract at a Glance....................10
                           How the Contract Works......................11
CONTRACT FEATURES          Investment Choices..........................13
                           Special Services............................19
                              Automatic Payment Plan ..................19
                              Dollar Cost Averaging Program............19
                              Systematic Withdrawal Program............20
                              Automatic Asset Rebalancing..............20
                           Your Contract Value.........................20
                           Annuity Benefits............................21
                           Death Benefits..............................25



                           How Do I...
                         ...  Contact USAA Life........................26
                         ...  Buy a Contract...........................26
                         ...  Invest More Money........................27
                         ...  Access My Money..........................27
TRANSACTIONS             ...  Change My Investment Choices.............27
                         ...  Change My Premium Allocations............28
                         ...  Change My Annuity Date...................28
                         ...  Change My Annuitant......................28
                         ...  Change My Beneficiary....................28
                         ...  Transfer or Assign Ownership.............28
                         ...  Place a Telephone Request................29
                         ...  Cancel My Contract during the Free Look..29
                         ...  Keep Track of My Investments.............29
                         ...  Start Receiving Annuity Payments.........30
                         ...  Report a Death...........................30
                           Processing Dates............................30
                           Postponement of Payments....................31



                           More Information About...
                           ...  USAA Life..............................32
                           ...  The Separate Account...................32
OTHER INFORMATION          ...  The Funds..............................32
                           ...  The Contract...........................33
                           ...  Charges and Deductions.................34
                           Tax Information.............................36
                           Financial Information.......................39

                           Contents of Statement of Additional

                           Information.................................39


                                VA Contract -- 2

--------------------------------------------------------------------------------
USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS
INDEX OF IMPORTANT TERMS
--------------------------------------------------------------------------------


TERM                                                                 PAGE
----                                                                 ----

ACCUMULATION UNIT ......................................................20
ANNUITANT ..............................................................12
ANNUITY DATE ...........................................................11
ANNUITY UNIT ...........................................................21
BENEFICIARY ............................................................12
CONTRACT ................................................................1
CONTRACT YEAR...........................................................11
DISTRIBUTION OPTION.....................................................20
EFFECTIVE DATE..........................................................11
FIXED ANNUITY PAYMENTS .................................................21
FIXED FUND ACCOUNT .....................................................18
FIXED FUND ACCOUNT VALUE ...............................................19
FREE LOOK PERIOD .......................................................10
FUNDS ...................................................................1
GENERAL ACCOUNT ........................................................18
NONQUALIFIED PLAN ......................................................12
PROOF OF DEATH .........................................................28
QUALIFIED PLAN .........................................................12
VARIABLE ANNUITY PAYMENTS ..............................................21
VARIABLE FUND ACCOUNTS .................................................13
VARIABLE FUND ACCOUNT VALUE.............................................20

----------
EXPENSES
----------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The tables do not show premium taxes and other taxes which may apply.

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                     None
--------------------------------------------------------------------------------
Deferred Sales Load                                                 None
--------------------------------------------------------------------------------
Surrender Fees                                                      None(1)
--------------------------------------------------------------------------------
Transfer or Exchange Fees                                           None(1.1)
--------------------------------------------------------------------------------

                                VA Contract -- 3

(1) There are no surrender fees for withdrawals or transfers from a Variable Fund Account. However, for Contracts issued on or after August 1, 2003, funds that you withdraw or transfer out of the Fixed Fund Account -- including funds that were previously transferred into the Fixed Fund Account from a Variable Fund Account -- are subject to a maximum 7% surrender fee, described under "Fixed Fund Account Withdrawal Charge" in the CHARGES & DEDUCTIONS section of this Prospectus.

(1.1) We do not currently charge a fee for transfers. We reserve the right at any time, and without prior notice, to terminate, suspend, or modify the transfer privilege.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
          PERIODIC FEES AND EXPENSES OTHER THAN FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

Contract Maintenance Charge                                         $30(2)
--------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of
average net assets)
--------------------------------------------------------------------------------
      Mortality and Expense Risk Fee                                .65%
--------------------------------------------------------------------------------
      Administrative Expense Fee                                    .10%
--------------------------------------------------------------------------------

Total Separate Account Annual Expenses                              .75%
--------------------------------------------------------------------------------

(2) This charge is deducted on each Contract anniversary. If you surrender your Contract, we deduct the entire charge for that year.

The next table shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2003 that you may pay periodically during the time you own the Contract. More information concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM      MAXIMUM
--------------------------------------------------------------------------------
Expenses that are deducted from Fund assets,
including management fees and other expenses(3)           .18%         1.87%
--------------------------------------------------------------------------------
(3) The maximum actual total Fund operating expense was 1.00% as the result of a voluntary expense reimbursement arrangement that had the effect of reducing expenses actually paid by the Fund. The expense reimbursement arrangements, including whether they are voluntary or contractual, appear in footnotes to the next following table of expenses.


This table shows the operating expenses (before and after reimbursement) charged by each Fund for the fiscal year ended December 31, 2003.

                                VA Contract -- 4

                             FUND OPERATING EXPENSES
                             -----------------------
------------------------------------------------------  ---------------------------------
                                                        OTHER            TOTAL FUND
                                          TOTAL FUND    EXPENSES         OPERATING
VARIABLE FUND      MANAGEMENT  OTHER      OPERATING     AFTER            EXPENSES AFTER
ACCOUNT            FEES        EXPENSES   EXPENSES      REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------  ---------------------------------
USAA LIFE
INVESTMENT TRUST(4)
------------------------------------------------------  ---------------------------------
Growth and Income       .20          .42        .62     See note 5       See note 5
------------------------------------------------------  ---------------------------------
Aggressive Growth       .50          .84       1.34     See note 5       See note 5
------------------------------------------------------  ---------------------------------
World Growth            .35         1.52       1.87     See note 5       See note 5
------------------------------------------------------  ---------------------------------
Diversified Assets      .20          .57        .77     See note 5       See note 5
------------------------------------------------------  ---------------------------------
Income                  .20          .54        .74     See note 5       See note 5
------------------------------------------------------  ---------------------------------
VANGUARD(R)
VARIABLE
INSURANCE FUND
------------------------------------------------------  ---------------------------------
Diversified Value       .45          .03        .48          N/A             .48
Portfolio
------------------------------------------------------  ---------------------------------
Equity Index            .15          .03        .18          N/A             .18
Portfolio
------------------------------------------------------  ---------------------------------
Mid-Cap Index           .24          .05        .29          N/A             .29
Portfolio
------------------------------------------------------  ---------------------------------
Small Company           .52          .03        .55          N/A             .55
Growth Portfolio
------------------------------------------------------  ---------------------------------
International           .36          .11        .47          N/A             .47
Portfolio
------------------------------------------------------  ---------------------------------
REIT Index              .32          .04        .36          N/A             .36
Portfolio
------------------------------------------------------  ---------------------------------
High Yield Bond         .26          .03        .29          N/A             .29
Portfolio
------------------------------------------------------  ---------------------------------
Money Market            .17          .03        .20          N/A             .20
Portfolio
------------------------------------------------------  ---------------------------------
FIDELITY(R)
VARIABLE
INSURANCE PRODUCTS
------------------------------------------------------  ---------------------------------
Contrafund(R)           .58          .09        .67(6)       N/A             N/A
Portfolio,
Initial Class
------------------------------------------------------  ---------------------------------
Equity-Income           .48          .09        .57(6)       N/A             N/A
Portfolio,
Initial Class
------------------------------------------------------  ---------------------------------
Dynamic Capital         .58         1.25       1.83(7)  See note 8       See note 8
Appreciation
Portfolio,
Initial Class
------------------------------------------------------  ---------------------------------


                                VA Contract -- 5


                             FUND OPERATING EXPENSES
                             -----------------------
------------------------------------------------------  ---------------------------------
                                                        OTHER            TOTAL FUND
                                          TOTAL FUND    EXPENSES         OPERATING
VARIABLE FUND      MANAGEMENT  OTHER      OPERATING     AFTER            EXPENSES AFTER
ACCOUNT            FEES        EXPENSES   EXPENSES      REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------  ---------------------------------
SCUDDER VARIABLE        .47          .04        .51           .04            .51
SERIES I

Capital Growth
Portfolio,
Class A Shares
------------------------------------------------------  ---------------------------------
ALGER AMERICAN          .75          .10        .85           .10            .85
FUND(9)

Growth Portfolio,
Class O Shares
------------------------------------------------------  -------------------------------
(4)   A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund expenses. In addition, through other fee offset arrangements with the Funds' custodian, credits, if any, realized as a result of uninvested cash balances are used to reduce custodian expenses. Total fund operating expenses reflect total expenses excluding any custodian fee offset arrangement, which reduced the total expenses of the Aggressive Growth Fund, the World Growth Fund, and the
      Income Fund by .01% and had no impact on the total expenses of the Growth and Income Fund and Diversified Assets Fund.
(5)   Pursuant to a voluntary expense reimbursement arrangement, USAA Life, out of its general account, limits Fund expenses of the USAA Life Investment
      Trust Funds, excluding fee offset arrangements, and reimburses the Funds for all expenses in excess of, on an annual basis, .95% of the average net assets of the Aggressive Growth and World Growth funds, .75% of the average net assets of the Diversified Assets Fund, .65% of the average net assets of the Income Fund, and .60% of the average net assets of the
      Growth and Income Fund. The arrangement may be modified or terminated at any time. With this reimbursement, the Funds' Actual Total Annual
      Operating Expenses were as follows:



                                                                 Total Fund
                           Total Annual                          Operating
                             Operating         Amount of       Expenses After
             Fund            Expenses        Reimbursement      Reimbursement
      --------------------------------------------------------------------------
      Growth and Income         .62               .02                .60
      Aggressive Growth        1.34               .39                .95
      World Growth             1.87               .92                .95
      Diversified Assets        .77               .02                .75
      Income                    .74               .09                .65

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including theses reductions, the total class operating expenses would have been 0.56% for VIP Equity Income and 0.65% for VIP Contrafund(R) These offsets may be discontinued at any time.
(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.
(8) The Fund's manager has voluntarily agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) exceed 1.00%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the Fund's manager at any time.
(9) Alger Management or its affiliates reimburses USAA Life for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract maintenance charge, separate account annual expenses, and Fund fees and expenses. The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                VA Contract -- 6

--------------------------------------------------------------------------------

NAME OF VARIABLE FUND ACCOUNT             1 YR.     3 YRS.     5 YRS.    10 YRS.
--------------------------------------------------------------------------------
USAA Life Growth and Income               $168       $522      $ 899     $1,954
--------------------------------------------------------------------------------
USAA Life Aggressive Growth                239       736       1,258      2,686
--------------------------------------------------------------------------------
USAA Life World Growth                     291       890       1,514      3,186
--------------------------------------------------------------------------------
USAA Life Diversified Assets               183       567        975       2,112
--------------------------------------------------------------------------------
USAA Life Income                           180       558        960       2,080
--------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio       154       479        827       1,805
--------------------------------------------------------------------------------
Vanguard Equity Index Portfolio            124       385        665       1,465
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio           135       421        728       1,598
--------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio    161       500        863       1,880
--------------------------------------------------------------------------------
Vanguard International Portfolio           153       476        822       1,794
--------------------------------------------------------------------------------
Vanguard REIT Index Portfolio              142       443        765       1,674
--------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio         135       421        728       1,598
--------------------------------------------------------------------------------
Vanguard Money Market Portfolio            127       394        681       1,498
--------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio        173       537        924       2,007
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio       163       507        873       1,901
--------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital App.          287       878       1,495      3,150
Portfolio
--------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio      157       488        842       1,837
--------------------------------------------------------------------------------
Alger American Growth Portfolio, Class     191       591       1,015      2,195
O Shares
--------------------------------------------------------------------------------

ACCUMULATION UNIT DATA
----------------------

The tables below show the Accumulation Unit Values (AUV) of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.

--------------------------------------------------------------------------------
    USAA LIFE GROWTH AND INCOME              USAA LIFE AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION    NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------

12/31/2003      $22.521772     2,615      12/31/2003   $15.425424      1,229
--------------------------------------------------------------------------------
12/31/2002      $17.449936     2,738      12/31/2002   $11.836938      1,270
12/31/2001      $22.397368     3,122      12/31/2001   $17.214778      1,443
12/31/2000      $23.978970     3,225      12/31/2000   $22.654870      1,637
12/31/1999      $23.296591     3,598      12/31/1999   $26.991318        789
12/31/1998      $20.468785     3,697      12/31/1998   $13.993064        317
12/31/1997      $19.287258     3,242      12/31/1997   $11.735078        197
12/31/1996      $15.432048     1,515
12/31/1995      $12.579981       205
Starting Date: 02/06/1995  AUV $10.00     Starting Date: 05/01/1997  AUV $10.00

                                VA Contract -- 7

--------------------------------------------------------------------------------
       USAA LIFE WORLD GROWTH                USAA LIFE DIVERSIFIED ASSETS
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION    NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $18.197983       873      12/31/2003   $23.537372      1,979
--------------------------------------------------------------------------------
12/31/2002      $14.273481       917      12/31/2002   $19.611603      1,956
12/31/2001      $16.988356     1,009      12/31/2001   $22.295041      1,896
12/31/2000      $20.654406     1,144      12/31/2000   $19.815589      1,684
12/31/1999      $23.209674     1,003      12/31/1999   $19.192009      2,072
12/31/1998      $17.860722     1,066      12/31/1998   $17.974654      1,841
12/31/1997      $16.144375     1,168      12/31/1997   $16.518656      1,401
12/31/1996      $14.314911       692      12/31/1996   $13.844197        696
12/31/1995      $11.947438       161      12/31/1995   $12.243941         86
Starting Date: 02/06/1995  AUV $10.00     Starting Date: 02/06/1995  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          USAA LIFE INCOME                     VANGUARD DIVERSIFIED VALUE
                                                       PORTFOLIO
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION    NUMBER OF   VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)     OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $17.817055     1,517      12/31/2003  $10.343108         400
--------------------------------------------------------------------------------
12/31/2002      $17.110216     1,511      12/31/2002     $7.947514       288
12/31/2001      $15.969161     1,433      12/31/2001     $9.336800       271
12/31/2000      $15.007467       879
12/31/1999      $13.262741     1,208
12/31/1998      $14.089499     1,280
12/31/1997      $13.002940       545
12/31/1996      $11.785992       430
12/31/1995      $11.848795        89
Starting Date: 02/06/1995  AUV $10.00     Starting Date: 05/01/2001  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VANGUARD EQUITY INDEX PORTFOLIO         VANGUARD MID-CAP INDEX PORTFOLIO
-------------------------------------------------------------------------------
VALUE AS OF:   ACCUMULATION   NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
                UNIT VALUE   UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
 12/31/2003     $10.194632     2,886      12/31/2003   $11.173063        693
--------------------------------------------------------------------------------
 12/31/2002      $7.995176     2,594      12/31/2002     $8.397224       608
 12/31/2001     $10.341906     2,699      12/31/2001     $9.912441       210
 12/31/2000     $11.844646     2,498
 12/31/1999     $13.147788     2,317
 12/31/1998     $11.003536     1,136
Starting Date: 05/01/1998  AUV $10.00     Starting Date: 05/01/2001  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VANGUARD SMALL COMPANY GROWTH            VANGUARD INTERNATIONAL PORTFOLIO
             PORTFOLIO
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION   NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)     OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $11.293026       893      12/31/2003    $9.532794        724
--------------------------------------------------------------------------------
12/31/2002       $8.065415       650      12/31/2002    $7.120925        507
12/31/2001      $10.696387       456      12/31/2001    $8.670638        473
12/31/2000      $10.043462       440      12/31/2000   $10.881890        218
12/31/1999      $10.526480       441      12/31/1999   $13.154856        106
12/31/1998       $8.825971       257      12/31/1998   $10.386978         55
Starting Date: 05/01/1998  AUV $10.00     Starting Date: 05/01/1998  AUV $10.00
----------------------------------------  --------------------------------------

                                VA Contract -- 8

--------------------------------------------------------------------------------
   VANGUARD REIT INDEX PORTFOLIO          VANGUARD HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION    NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $15.130721       724      12/31/2003   $11.537996        367
--------------------------------------------------------------------------------
12/31/2002      $11.252063       606      12/31/2002    $9.946870        140
12/31/2001      $10.950003       102      12/31/2001    $9.869512         72
Starting Date: 05/01/2001 AUV $10.00      Starting Date: 05/01/2001  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VANGUARD MONEY MARKET PORTFOLIO         FIDELITY VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION   NUMBER OF     VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003       $1.354439     9,196      12/31/2003   $10.915691        338
--------------------------------------------------------------------------------
12/31/2002       $1.350997    17,359      12/31/2002   $ 8.561012        244
12/31/2001       $1.338044    24,394      12/31/2001   $ 9.515065         73
12/31/2000       $1.293846    20,126
12/31/1999       $1.227534    25,382
12/31/1998       $1.178565    18,760
12/31/1997       $1.127755    13,416
12/31/1996       $1.082816    10,383
12/31/1995       $1.040729     5,478
Starting Date: 02/06/1995  AUV $1.00      Starting Date: 05/01/2001  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIDELITY VIP EQUITY INCOME PORTFOLIO      FIDELITY VIP DYNAMIC CAPITAL APP.
                                                      PORTFOLIO
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION    NUMBER OF    VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $10.052958       241      12/31/2003    $9.709522        145
--------------------------------------------------------------------------------
12/31/2002      $ 7.771493       151      12/31/2002    $7.809482         64
12/31/2001      $ 9.427762        95      12/31/2001    $8.464990         24
Starting Date: 05/01/2001  AUV $10.00     Starting Date: 05/01/2001  AUV $10.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SCUDDER VS I CAPITAL GROWTH            ALGER AMERICAN GROWTH PORTFOLIO,
             PORTFOLIO                              CLASS O SHARES
--------------------------------------------------------------------------------
VALUE AS OF:  ACCUMULATION   NUMBER OF     VALUE AS    ACCUMULATION   NUMBER OF
               UNIT VALUE    UNITS (000)      OF:       UNIT VALUE   UNITS (000)
--------------------------------------------------------------------------------
12/31/2003      $20.790583     1,403      12/31/2003   $23.504239      2,201
--------------------------------------------------------------------------------
12/31/2002      $16.508497     1,519      12/31/2002   $17.520609      2,319
12/31/2001      $23.487941     1,835      12/31/2001   $26.344044      2,722
12/31/2000      $29.346175     2,082      12/31/2000   $30.100055      3,059
12/31/1999      $32.816021     1,837      12/31/1999   $35.583778      2,885
12/31/1998      $24.448446     1,543      12/31/1998   $26.806157      2,053
12/31/1997      $19.989715     1,125      12/31/1997   $18.239579      1,722
12/31/1996      $14.894774       689      12/31/1996   $14.672583      1,639
12/31/1995      $12.543192        93      12/31/1995   $13.095503        630
Starting Date: 02/06/1995  AUV $1.00      Starting Date: 02/06/1995  AUV $10.00
--------------------------------------------------------------------------------

                                VA Contract -- 9

THE CONTRACT AT A GLANCE

The following is a snapshot of the Contract. Please read the remainder of this Prospectus for more information.

--------------------------------------------------------------------------------

FLEXIBLE         You can purchase a Contract with as little as $1,000. You can
PAYMENTS         add to your Contract as often and as much as you like, but each
                 payment must be at least $100.   You must maintain a minimum
                 Contract value of $1,000.  In summary:
                       Minimum initial payment:       $ 1,000
                       Minimum subsequent payment:    $   100
                       Minimum Contract value:        $ 1,000

                 Lower minimums apply to United Services Automobile Association
                 (USAA) employees and Contracts held in IRA and other tax-qualified plans.

--------------------------------------------------------------------------------

FREE LOOK        You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside) (FREE LOOK
                 Period). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market
                 Portfolio Variable Fund Account during the Free Look Period plus five calendar days. (See PROCESSING DATES - SPECIAL
                 PROCESSING in this prospectus.)

--------------------------------------------------------------------------------

SPECIAL          For your convenience, we offer these special services:
SERVICES
                    o   Automatic Payment Plan
                    o   Dollar Cost Averaging Program
                    o   Systematic Withdrawal Program
                    o   Automatic Asset Rebalancing

--------------------------------------------------------------------------------

INVESTMENT          The Contract offers 19 investment choices including:
CHOICES             o   1 Fixed Fund Account (guaranteed to earn at least 3%
                        interest)
                    o   18 Variable Fund Accounts each of which invests
                        exclusively in a corresponding Fund of:
                        * the USAA Life Investment Trust (Trust),
                        * the Vanguard Variable Insurance Fund (Vanguard
                          Fund),
                        * the Fidelity Variable Insurance Products (Fidelity
                          Funds),
                        * the Scudder Variable Series I (Scudder Series), or
                        * the Alger American Fund (Alger Fund).

--------------------------------------------------------------------------------

INVESTMENT                To find out current rates being paid on the Fixed Fund
PERFORMANCE               Account, call us at 1-800-531-2923. To find out how
                          the Variable Fund Accounts have performed, please refer to Performance Information. You can obtain more current information by visiting us online at usaa.com or by calling the toll-free USAA Touchline(R) at 1-800-531-5433.

--------------------------------------------------------------------------------

ANNUITY BENEFITS    You can choose from a variety of annuity payment options:
                    o   5 fixed annuity payment options
                    o   3 variable annuity payment options
                    o   1 systematic withdrawal option

--------------------------------------------------------------------------------

                               VA Contract -- 10

--------------------------------------------------------------------------------

DEATH BENEFITS      If you die before annuity payments begin, we will pay a
                    death benefit that is the greater of:
                    o   the value of your Contract (CONTRACT VALUE) on the
                        date we receive proof of death, or
                    o   total premiums paid less withdrawals and premium
                        taxes.

                    If you are not the Annuitant and the Annuitant dies before the day annuity payments begin, you can name a new Annuitant. No death benefit will be paid. If the Annuitant dies on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.

--------------------------------------------------------------------------------

 TRANSFERS          You may transfer your money among your investment choices up to 18 times per Contract Year. You must transfer at least
                    $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring. (See
                    HOW DO I CHANGE MY INVESTMENT CHOICES?)

                    We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.

--------------------------------------------------------------------------------

 WITHDRAWALS        You may withdraw some or all of your money at any time
                    before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A surrender fee may apply to withdrawals from the Fixed Fund Account. (See CHARGES AND DEDUCTIONS) A 10% federal tax penalty may apply if you withdraw before you are 59 1/2years old. (See HOW DO I ACCESS MY MONEY?)

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

----------------------
HOW THE CONTRACT WORKS
----------------------

-----------------------------------------
THE CONTRACT BASICALLY WORKS IN TWO WAYS.
-----------------------------------------

1ST, the Contract can help you save for retirement or other financial needs because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the ACCUMULATION PHASE of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the EFFECTIVE DATE) and continues to the date you begin receiving annuity payments (we call that the ANNUITY DATE). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2ND, the Contract can help you plan for retirement or other financial needs because you can use it to receive income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under Annuity Benefits - Distribution Options. You do this during what we call the


                               VA Contract -- 11

    DISTRIBUTION PHASE of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary (up or down) depending on the performance of the corresponding Funds.

You can use the Contract with a NONQUALIFIED PLAN or a QUALIFIED PLAN.
     o A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
     o A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity (IRA) or tax-sheltered annuity (TSA) that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.


EFFECTIVE      ACCUMULATION
DATE              PHASE        ANNUITY DATE            DISTRIBUTION PHASE


                You save for retirement
                                                                        ?

You buy                         You start      You can          Or you can
a Contract                      receiving      receive          receive
                                annuity        annuity          annuity
                                payments or    payments         payments
                                receive a      for a set        for as long as
                                lump sum       period           you live
                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
     o  the investment choices during the Accumulation and Distribution Phases;
     o  the amount and timing of your premium payments and withdrawals;
     o  the special services you want to use to invest or withdraw money;
     o  the annuity payment option you want to use to receive income;
     o the annuitant (either yourself or someone else) on whose life the annuity payments will be based (ANNUITANT);
     o the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies (BENEFICIARIES); and
     o  any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See MORE INFORMATION ABOUT - THE CONTRACT.) In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.


                               VA Contract -- 12

------------------
INVESTMENT CHOICES
------------------

During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

VARIABLE FUND ACCOUNTS
----------------------

The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. PLEASE READ EACH FUND PROSPECTUS CAREFULLY.

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                         LARGE-CAP VALUE FUNDS
-----------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME          o  Normally invests at least      May be appropriate for
PORTFOLIO,                             80% of total assets in         investors who are willing to
 INITIAL CLASS                         income-producing equity        ride out stock market
                                       securities, which tends to     fluctuations in pursuit of
Objective:                             lead to investments in         potentially above-average
----------                             large cap value stocks.        long-term returns. Designed
Reasonable income.  The             o  Potentially invests in         for those who want some income
Fund will also consider the            other types of equity          from equity and bond
potential for capital                  securities and debt            securities, but also want to
appreciation.  The Fund's              securities, including          be invested in the stock
goal is to achieve a yield             lower-quality debt             market for its long-term
which exceeds the composite            securities.                    growth potential.
yield on the securities             o  Invests in domestic and
comprising the S&P 500(R)              foreign issuers.
Index.                              o  Uses fundamental analysis
                                       of each issuer's financial
Adviser:                               condition and industry
-------                                position and market and
Fidelity Management &                  economic conditions to
Research Company                       select investments.
82 Devonshire Street                o  Potentially using other
Boston, Massachusetts 02109            investment strategies to
                                       increase or decrease the
                                       Fund's exposure to changing
                                       security prices or other
                                       factors that affect
                                       security values.
-----------------------------------------------------------------------------------------------------
                                         MULTI-CAP CORE FUNDS
-----------------------------------------------------------------------------------------------------
USAA LIFE GROWTH AND INCOME         o  Invests primarily in           Designed for the investor
FUND                                   equity securities that         seeking to benefit from
                                       show the best potential        long-term growth of capital
Objective:                             for total return through a     and return. Because the Fund
---------                              combination of capital         emphasizes investments in
Primary:   Capital growth              appreciation and income.       common stocks, its value will
Secondary: Current income              The term equity securities     fluctuate based on market
                                       is generally used to           conditions. Consequently, the
Adviser:                               include common stocks,         Fund should not be relied upon
-------                                securities convertible         for short-term financial needs
USAA Investment Management             into common stocks, and        or short-term investment in
Company                                securities that carry the      the stock market.
9800 Fredericksburg Road               right to buy common
San Antonio, Texas 78288               stocks.
                                    o  Investments in convertible
Subadviser:                            securities is limited to
-----------                            5% of assets. May invest
Wellington Management                  in nonconvertible debt
Company, LLP                           securities and preferred
75 State Street                        stock.
Boston, Massachusetts  02109        o  While most of the fund's
                                       assets will be invested in
                                       U.S. securities, up to 20%
                                       of the fund's total assets
                                       may be invested in foreign
                                       securities purchased in
                                       either foreign or U.S
                                       markets. These foreign
                                       holdings may include
                                       securities issued in
                                       emerging markets as well
                                       as securities issued in
                                       established markets.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                         LARGE-CAP GROWTH FUNDS
-----------------------------------------------------------------------------------------------------
VANGUARD DIVERSIFIED VALUE          o  Invests primarily in           May be a suitable investment
PORTFOLIO                              common stocks of large and     for you if: (1) You wish to
                                       medium-size companies          add a stock fund to your
Objective:                             whose stocks are               existing holdings, which could
----------                             considered by the adviser      include other stock
Long-term growth of capital            to be undervalued and out      investments as well as bond
and a moderate level of                of favor with investors.       and money market investments.
dividend income                        Such value stocks              (2) You want a stock fund
                                       typically have                 employing a value approach in
Adviser:                               above-average dividend         seeking long-term growth in
-------                                yields and/or                  capital as well as moderate
Barrow, Hanley, Mewhinney &            below-average prices in        level of dividend income.
Strauss, Inc.                          relation to such financial
One McKinney Plaza                     measures as earnings, book
3232 McKinney Ave., 15th Floor         value, and cash flow.
Dallas, Texas 75204
-----------------------------------------------------------------------------------------------------
ALGER AMERICAN GROWTH               o  Invests primarily in           May be appropriate for
PORTFOLIO, CLASS O SHARES*             equity securities, such as     investors seeking long-term
                                       common or preferred            capital appreciation.
Objective:                             stocks, which are listed
----------                             on U.S. exchanges or in
Long-term capital                      the over-the-counter
appreciation                           market.
                                    o  The Fund invests primarily
Adviser:                               in growth stocks.
-------                             o  Under normal
Fred Alger Management, Inc.            circumstances, the Fund
111 Fifth Avenue                       invests primarily in the
New York, NY  10003                    equity securities of large
                                       companies with a market
                                       capitalization of $1
*The Alger American Fund               billion or greater.
offers both Class O and Class
S shares. The classes differ
only in that Class S shares
are subject to distribution
and shareholder servicing
fees, while Class O shares are
not. Only Class O shares are
available under the contract.
-----------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R)          o  Normally invests primarily     May be appropriate for
PORTFOLIO,                             in common stocks.              investors who are willing to
INITIAL CLASS                       o  Invests in securities of       ride out stock market
                                       companies whose value it       fluctuations in pursuit of
Objective:                             believes are not fully         potentially above-average
----------                             recognized by the public.      long-term returns.
Long-term capital appreciation      o  Invests in domestic and
                                       foreign issuers.
Adviser:                            o  Invests in either growth
-------                                stocks or value stocks or
Fidelity Management & Research         both.
Company                             o  Uses fundamental analysis
82 Devonshire Street                   of each issuer's financial
Boston, Massachusetts 02109            condition and industry
                                       position and market and
                                       economic conditions to
                                       select investments.
                                    o  Potentially using other
                                       investment strategies to
                                       increase or decrease the
                                       Fund's exposure to
                                       changing security prices
                                       or other factors that
                                       affect security values.
-----------------------------------------------------------------------------------------------------
                                         LARGE-CAP BLEND FUND
-----------------------------------------------------------------------------------------------------
SCUDDER VS I CAPITAL GROWTH         o  Invests at least 65% of        May be appropriate for
PORTFOLIO, CLASS A SHARES              total assets in common         investors seeking long-term
                                       stocks of U.S. companies.      growth.
Objective:                          o  Although the Fund can
----------                             invest in companies of any
                                       size, it generally focuses
Maximize long-term capital             on established companies
growth through a broad and             that are similar in size
flexible investment program            to the companies in the
                                       S&P 500 Index. The Fund
Adviser:                               intends to invest
-------                                primarily in companies
Deutsche Investment Management         whose market
Americas Inc.                          capitalizations fall
345 Park Avenue                        within the normal range of
New York, New York 10154               the Index.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                          MID-CAP BLEND FUNDS
-----------------------------------------------------------------------------------------------------
VANGUARD EQUITY INDEX               o  Employs a passively            May be a suitable investment
PORTFOLIO                              managed-or index-approach,     for you if: (1) you wish to
                                       by holding all of the          add a low-cost,
Objective:                             stocks in the Standard &       large-capitalization stock
----------                             Poor's 500 Composite Stock     index fund to your existing
Long-term growth of capital            Price Index in roughly the     holdings, which could include
and income by attempting to            same proportion to their       other stock investments as
match the performance of a             weighting in the Index.        well as bond and money market
broad-based market index of         o  Stocks represented in the      investments; (2) you want the
stocks of large U.S.                   Index, and thus the Fund's     potential for long-term
companies                              holdings, are weighted         capital appreciation, with a
                                       according to each stock's      moderate level of dividend
Adviser:                               market capitalization          income.
-------                                (shares outstanding x
The Vanguard Group                     share price). For example,
P.O. Box 2600                          if a specific stock
Valley Forge, Pennsylvania  19482      represented 2% of the S&P
                                       500 Index, the Fund would
                                       invest 2% of its assets in
                                       that company.
-----------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX              o  Employs a passively            May be a suitable investment
PORTFOLIO                              managed-or index-approach,     for you if: (1) you wish to
                                       by holding the stocks in       add a low-cost,
Objective:                             the Standard & Poor's          mid-capitalization stock
----------                             MidCap 400 Index in            index fund to your existing
Long-term growth of capital by         roughly the same               holdings, which could include
attempting to match the                proportion to their            other stock investments as
performance of a broad-based           weighting in the Index.        well as bond and money market
market index of stocks of           o  Stocks represented in the      investments; (2) you want the
medium-size U.S. companies             Index, and thus the Fund's     potential for long-term
                                       holdings, are weighted         capital appreciation.
Adviser:                               according to each stock's
-------                                market capitalization. For
The Vanguard Group                     example, if a specific
P.O. Box 2600                          stock represented 5% of
Valley Forge, Pennsylvania 19482       the S&P MidCap 400 Index,
                                       the Fund would invest 5%
                                       of its assets in that
                                       company.
-----------------------------------------------------------------------------------------------------
                                         MID-CAP GROWTH FUNDS
-----------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL        o  Normally invests primarily     May be appropriate for
APPRECIATION PORTFOLIO, INITIAL        in common stocks.              investors seeking broad
CLASS                               o  Invests in domestic and        exposure to the domestic
                                       foreign issuers.               equity market without
Objective:                          o  Invests in either growth       investment style
----------                             stocks or value stocks or      restrictions.
Capital appreciation                   both.
                                    o  Uses fundamental analysis
Adviser:                               of each issuer's financial
-------                                condition and industry
Fidelity Management & Research         position and market and
Company                                economic conditions to
82 Devonshire Street                   select investments.
Boston, Massachusetts 02109         o  Potentially using other
                                       investment strategies to
                                       increase or decrease the
                                       Fund's exposure to
                                       changing security prices
                                       or other factors that
                                       affect security values.
-----------------------------------------------------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH         o  Invests primarily in           Designed for the investor
FUND                                   equity securities of large     seeking to benefit from
                                       companies that are             long-term growth of capital.
Objective:                             selected for their             Generally, this Fund is
----------                             attractive growth              expected to have a greater
Appreciation of capital                potential. The term equity     potential for long-term
                                       securities is generally        capital appreciation than
Adviser:                               used to include common         growth and income funds, but
-------                                stocks, convertible            is also significantly more
USAA Investment Management Company     securities, and securities     volatile.
9800 Fredericksburg Road               that carry the right to
San Antonio, Texas 78288               buy common stocks.
                                    o  While most of the Fund's
Subadviser:                            assets will be invested in
-----------                            U.S. securities, up to 20%
Marsico Capital Management, LLC        of the Fund's total assets
1200 17th Street, Suite 1300           may be invested in foreign
Denver, Colorado  80202                securities purchased in
                                       either foreign or U.S.
                                       markets.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                        SMALL-CAP GROWTH FUNDS
-----------------------------------------------------------------------------------------------------
VANGUARD SMALL COMPANY  GROWTH      o  Invests mainly in the          May be a suitable investment
PORTFOLIO                              stocks of smaller              for you if: (1) you wish to
                                       companies (which, at the       add a small-capitalization
Objective:                             time of purchase,              growth stock fund to your
----------                             typically have a market        existing holdings, which
Long-term growth of capital            value of less that $1-$2       could include other stock
                                       billion). These companies      investments as well as bond
Advisers:                              are considered by the          and money market investments;
--------                               Fund's advisers to have        (2) you are seeking growth of
Granahan Investment                    above-average prospects        capital over the long term-at
Management, Inc.                       for growth, but often          least five years; (3) you are
275 Wyman Street                       provide little or no           not looking for dividend
Waltham, Massachusetts 02154           dividend income.               income. (4) You are willing
                                                                      to assume the above-average
Grantham, Mayo, Van Otterloo & Co.                                    risk associated with
LLC                                                                   investing in small-cap growth
40 Rowes Wharf                                                        stocks.
Boston, Massachusetts 02110
-----------------------------------------------------------------------------------------------------
                                         DOMESTIC HYBRID FUND
-----------------------------------------------------------------------------------------------------
USAA LIFE DIVERSIFIED ASSETS FUND   o  Invests in a diversified       Designed for the investor
                                       program within one mutual      seeking the benefits of both
Objective:                             fund by allocating the         long-term capital
----------                             Fund's assets, under           appreciation and current
Long-term capital growth,              normal market conditions,      return. Generally, the Fund
consistent with preservation           in the following target        is expected to have less
of capital and balanced by             ranges: 50-70% for equity      exposure to equity securities
current income                         securities and 30-50% for      than growth funds.
                                       debt securities and money
Adviser:                               market instruments. The
-------                                ranges allow for a
USAA Investment Management Company     variance within the
9800 Fredericksburg Road               investment categories.
San Antonio, Texas 78288            o  The equity securities will
                                       consist significantly of
Subadviser:                            domestic common stocks
-----------                            and, to a much lesser
(Equity Portion)                       extent, may include shares
Wellington Management Company, LLP     of real estate investments
75 State Street                        trust (REITs).
Boston, Massachusetts  02109
                                    o  While most of the Fund's
                                       assets will be invested in
                                       U.S. securities, up to 20%
                                       of the Fund's total assets
                                       may be invested in foreign
                                       or U.S. markets. These
                                       foreign holdings may
                                       include securities issued
                                       in emerging markets as
                                       well as securities issued
                                       in established markets.

                                    o  The fixed income component
                                       will be made up of the
                                       same types of debt
                                       securities and money
                                       market instruments in
                                       which the USAA Life Income
                                       Fund may invest.
-----------------------------------------------------------------------------------------------------
                                           WORLD STOCK FUND
-----------------------------------------------------------------------------------------------------
USAA LIFE WORLD GROWTH FUND         o  Invests primarily in           Designed for the investor
                                       equity securities of both      seeking to diversify by
Objective:                             foreign (including             investing in securities of
----------                             emerging market) and           both domestic and foreign
Long-term capital  appreciation        domestic issuers.              issuers and who is prepared
                                    o  May not invest more than       to bear the risks of such
Adviser:                               25% of total assets in one     investments. Because of the
-------                                industry. The term equity      Fund's emphasis on equity
USAA Investment Management Company     securities is generally        securities and securities of
9800 Fredericksburg Road               used to include common         foreign issuers, the Fund
San Antonio, Texas 78288               stocks, securities             should not be relied upon as
                                       convertible into common        a balanced investment
Subadviser:                            stocks, and securities         program.
-----------                            that carry the right to
MFS Investment Management              buy common stocks.
500 Boylston Street                 o  Under normal market
Boston, Massachusetts  02116           conditions, the Fund's
                                       investments will be
                                       diversified in at least
                                       three countries, one of
                                       which is the United
                                       States.

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                          FOREIGN STOCK FUND
-----------------------------------------------------------------------------------------------------
VANGUARD INTERNATIONAL PORTFOLIO    o  Invests in the stocks of       May be a suitable investment
                                       seasoned companies located     for you if: (1) you wish to
Objective:                             outside of the United          add an international stock
----------                             States.                        fund to your existing
Long-term growth of capital         o  In selecting stocks,           holdings, which could include
                                       Schroder evaluates foreign     other stock investments as
Adviser 1:                             markets around the world.      well as bond and money market
---------                              Within markets regarded as     investments; (2) you are
Schroder Investment Management         having favorable               seeking growth of capital
North America, Inc.                    investment climates, this      over the long-term -- at
875 3rd Avenue, New York, NY 10022     adviser selects companies      least five years; (3) you are
                                       with above-average growth      not looking for income; (4)
Subadviser:                            potential whose stocks         you are willing to assume the
----------                             sell at reasonable prices.     additional risks (including
Schroder Investment Management      o  Baillie Gifford uses a         currency and country risk)
North America  Limited                 fundamental approach to        associated with international
31 Gresham Street                      identify quality growth        stocks.
London EC2V 7QA, England               companies and considers
                                       sustainable earnings and
Adviser 2:                             free cash flow growth to
---------                              be critical factors in
Baillie Gifford Overseas Ltd           evaluating a company's
1 Rutland Court, Edinburgh EH3 8EY,    prospects. Companies are
Scotland                               screened first for quality
                                       and then for value.
                                       Baillie Gifford looks for
                                       companies with attractive
                                       industry backgrounds,
                                       strong competitive
                                       positions within those
                                       industries, high quality
                                       earnings and a positive
                                       approach towards
                                       shareholders. The main
                                       fundamental factors
                                       considered when analyzing
                                       companies in this
                                       bottom-up analysis are:
                                       earnings growth, cash flow
                                       growth, profitability,
                                       debt and interest
                                       coverage, and valuation.
-----------------------------------------------------------------------------------------------------
                                          LONG-TERM BOND FUND
-----------------------------------------------------------------------------------------------------
USAA LIFE INCOME FUND               o  Invests primarily in U.S.      Designed primarily for the
                                       dollar-denominated debt        investor seeking to benefit
Objective:                             and income-producing           from returns higher than
----------                             securities that have been      those available in a money
Maximum current income without         selected for their high        market fund. An investor in
undue risk to principal                yields relative to the         this Fund should also be
                                       risk involved.                 willing to accept principal
Adviser:                            o  Debt securities must be        fluctuations. The Fund should
-------                                investment-grade at the        not be relied upon as a
USAA Investment Management Company     time of purchase               balanced investment program.
9800 Fredericksburg Road
San Antonio, Texas 78288
-----------------------------------------------------------------------------------------------------
                                         HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------
VANGUARD HIGH YIELD BOND PORTFOLIO  o  Invests primarily in a         May be a suitable investment
                                       diversified group of           for you if: (1) you are
Objective:                             high-yielding, higher-risk     seeking a high level of
----------                             corporate bonds with           income and are willing to
High level of income                   medium- and lower-range        take substantial risks in
                                       credit-quality ratings,        pursuit of higher returns;
Adviser:                               commonly known as junk         (2) you have a long-term
-------                                bonds.                         investment horizon -- more
Wellington Management Company, LLP  o  The Fund emphasizes higher     than five years.
75 State Street                        grades of credit quality
Boston, Massachusetts 02109            within the high-yield bond
                                       universe. The Fund invests
                                       at least 80% of its assets
                                       in corporate bonds that
                                       are rated below Baa by
                                       Moody's Investors Service,
                                       Inc. or below BBB by
                                       Standard & Poor's
                                       Corporation.
                                    o  The Fund may not invest
                                       more than 20% of its
                                       assets in any of the
                                       following taken as a
                                       whole: securities with
                                       credit ratings lower than
                                       B or that are unrated,
                                       convertible securities,
                                       and preferred stocks.
                                    o  The adviser may consider a
                                       security's potential for
                                       capital appreciation only
                                       when it is consistent with
                                       the objective of high and
                                       sustainable current
                                       income.
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                PRINCIPAL INVESTMENT              INVESTOR PROFILE
& INVESTMENT ADVISER                STRATEGIES
-----------------------------------------------------------------------------------------------------
                                      SPECIALTY-REAL ESTATE FUND
-----------------------------------------------------------------------------------------------------
VANGUARD REIT INDEX PORTFOLIO       o  Invests in the stocks of       May be a suitable investment
                                       real estate investment         for you if: (1) you are
Objective:                             trusts (REITs), which own      looking for a simple way to
---------                              office buildings, hotels,      gain indirect exposure to the
High level of income and               shopping centers, and          real estate market to further
moderate long-term growth of           other properties.              diversify your existing
capital                             o  The Portfolio employs a        holdings, which could include
                                       passively managed-or           other stock, bond, and money
Adviser:                               index-approach, by holding     market investments; (2) you
-------                                a mix of securities that       want a stock fund that offers
The Vanguard Group                     seeks to match the             the potential for
P.O. Box 2600                          performance of the Morgan      above-average dividend
Valley Forge, Pennsylvania  19482      Stanley REIT Index, a          income; (Historically, the
                                       benchmark of U.S. REITs.       securities that make up the
                                       Holdings of the Index, and     Index have provided higher
                                       thus of the Portfolio, are     dividend income than those in
                                       weighted according to each     the S&P 500 Index.) (3) you
                                       stock's market                 are seeking modest growth of
                                       capitalization.                capital over the long term-at
                                    o  The Portfolio holds each       least five years.
                                       stock found in the Index
                                       in approximately the same
                                       proportion as represented
                                       in the Index itself. For
                                       example, if a specific
                                       stock represented 2% of
                                       the Morgan Stanley REIT
                                       Index, the Portfolio would
                                       invest 2% in that stock.
-----------------------------------------------------------------------------------------------------
                                           MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------
VANGUARD MONEY MARKET PORTFOLIO     o  Invests more than 25% of       May be a suitable investment
                                       its assets in                  for you if: (1) you wish to
Objective:                             high-quality, short-term       add a money market fund to
----------                             money market instruments       your existing holdings, which
Income while maintaining               issued by companies in the     might also include stock and
liquidity and a stable share           financial services             bond investments; (2) you are
price of $1                            industry. The Fund also        seeking income and stability
                                       invests in high-quality        of principal.
Adviser:                               money market instruments
-------                                issued by non-financial
The Vanguard Group                     corporations, such as
P.O. Box 2600                          securities backed by the
Valley Forge, Pennsylvania 19482       full faith and credit of
                                       the U.S. government,
                                       securities issued by U.S.
                                       agencies, or obligations
                                       issued by corporations and
                                       financial institutions.
-----------------------------------------------------------------------------------------------------

USAA Investment Management Company (USAA IMCO) is a wholly owned indirect subsidiary of USAA. Barrow Hanley Mewhinney & Strauss, Inc., the Vanguard Group, Marsico Capital Management, Granahan Investment Management, Inc., Grantham Mayo Van Otterloo & Co., MFS Investment Management, Schroder Investment Management North America, Inc., Baillie Gifford Overseas Ltd., Wellington Management Co., Fidelity Management & Research Corporation, Deutsche Investment Management Americas, Inc., and Fred Alger Management, Inc. are not affiliated with USAA.


FIXED FUND ACCOUNT
------------------

THE FIXED FUND ACCOUNT IS NOT AVAILABLE TO RESIDENTS OF MARYLAND, MASSACHUSETTS, PENNSYLVANIA, OREGON, OR WASHINGTON. AMOUNTS INVESTED IN THE FIXED FUND ACCOUNT AS WELL AS AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS ARE PART OF OUR GENERAL ACCOUNT (GENERAL ACCOUNT). WE HAVE NOT REGISTERED THE INTERESTS IN THE GENERAL ACCOUNT WITH THE SEC, NOR HAVE WE REGISTERED THE GENERAL ACCOUNT WITH THE SEC AS AN INVESTMENT COMPANY. THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS.

The money that you invest in or transfer to the Fixed Fund Account during any month (NEW MONEY) will earn interest at what we call the NEW MONEY INTEREST RATE. We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

                               VA Contract -- 18

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the PORTFOLIO INTEREST RATE. We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account.

----------------
SPECIAL SERVICES
----------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you thirty days advance notice. The suspension or termination of a program will not affect you if you are already in a program.

AUTOMATIC PAYMENT PLAN
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

DOLLAR COST AVERAGING PROGRAM
-----------------------------

This program allows you to regularly transfer money from one or more of the Variable Fund Accounts (for example, the Vanguard Money Market Portfolio Variable Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on file with us. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to make the transfer. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A CONTRACT YEAR is the 12-month period following the Effective Date and each 12-month period thereafter.

Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

                               VA Contract -- 19

SYSTEMATIC WITHDRAWAL PROGRAM
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See TAX INFORMATION.) You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

AUTOMATIC ASSET REBALANCING
---------------------------

USAA Life Insurance Company offers an automatic asset rebalancing service for funds in the Contract. During the accumulation phase, you may choose to automatically reallocate your account value among the Variable Fund Accounts of the Contract to return your assets to your specified allocations. You must tell us:

(a) the percentage you want invested in each Variable Fund Account, if you want to change your existing allocation percentages (whole percentages only);
(b) how often you want the rebalancing to occur (monthly, quarterly, semiannually or annually); and
(c) the selected date for rebalancing (1st to the 28th of the month). Rebalancing is completed on the same day of each month. If the New York Stock Exchange is not open on your selected date in a particular month, rebalancing will occur at the close of the Valuation Period that includes the date selected.

While your rebalancing program is in effect, we will transfer amounts among each Variable Fund Account so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the Variable Fund Accounts must be included in the rebalancing program.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect the rebalancing program at any time. Rebalancing is not available for amounts you have allocated in the Fixed Fund Account. You may change your allocation instructions or cancel the program at any time. Transfers under a rebalancing program do not count toward your limit of 18 transfers per Contract Year. You may not participate in Dollar Cost Averaging at the same time you participate in Automatic Rebalancing.

Currently there is no charge for this program. We reserve the right to suspend, terminate, or modify the offering of the program at any time.

-------------------
YOUR CONTRACT VALUE
-------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

FIXED FUND ACCOUNT VALUE
------------------------

The value of your Contract in the Fixed Fund Account (FIXED FUND ACCOUNT VALUE) on any business day will equal:

                               VA Contract -- 20

     o    the sum of premium payments you invested in the Fixed Fund Account;
     o    plus accumulated interest;
     o plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     o    less the Fixed Fund Account portion of any Contract Maintenance
          Charges;
     o    less any withdrawals or transfers of value from the Fixed Fund
          Account; and
     o    less any applicable premium tax.

VARIABLE FUND ACCOUNT VALUE
---------------------------

We measure the value of your Variable Fund Accounts (VARIABLE FUND ACCOUNT VALUE) using a unit of measure we call the ACCUMULATION UNIT. When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     EXAMPLE:
     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit (ACCUMULATION UNIT VALUE) for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at USAA.COM, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.

To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:

     o calculate the change in market value from the previous day for the underlying Fund;
     o subtract insurance charges such as mortality and expense risk charge and administrative charge; and
     o    add or subtract the result to the prior day's Accumulation Unit Value.

MINIMUM CONTRACT VALUE
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract. This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you thirty days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

----------------
ANNUITY BENEFITS
----------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or DISTRIBUTION OPTION you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

ANNUITY DATE
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See TAX INFORMATION.) If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the 95th birthday of the Annuitant. The Annuity Date must also be at least six months after the Effective Date of your Contract, unless we choose to waive this

                               VA Contract -- 21
requirement. You may change the Annuity Date by submitting a written request, at least thirty days before the Annuity Date.

TYPES OF ANNUITY PAYMENTS
-------------------------

You may choose:
     o    fixed annuity payments,
     o    variable annuity payments,
     o    a combination of fixed and variable annuity payments, or
     o    systematic withdrawals.

FIXED ANNUITY PAYMENTS are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. VARIABLE ANNUITY PAYMENTS are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

AMOUNT OF ANNUITY PAYMENTS
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the Distribution Option table of the option you choose. We will use a unit of measure called an ANNUITY UNIT to determine your subsequent payments. The amount of each subsequent variable annuity payment will equal the product of:
     o    the number of Annuity Units credited to you multiplied by
     o    the value of each Annuity Unit (ANNUITY UNIT VALUES).

NUMBER OF ANNUITY UNITS. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the first payment. The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

ANNUITY UNIT VALUES. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's values and adjust them to reflect:
     o the performance of the corresponding Funds (including any dividends or capital gain distributions);
     o any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     o    Separate Account charges; and
     o an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the 3% ASSUMED RATE). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

DISTRIBUTION OPTIONS
--------------------

The Contract offers 6 Distribution Options (OPTIONS). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options

                               VA Contract -- 22
in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.


PLEASE NOTE THAT, ALTHOUGH DISTRIBUTION OPTIONS 1, 2, AND 3 ARE DESIGNED TO PROVIDE ANNUITY PAYMENTS FOR LIFE, ELECTING THESE OPTIONS ON A VARIABLE ANNUITY BASIS INVOLVES INVESTMENT RISKS. IF THE INVESTMENT PERFORMANCE OF THE VARIABLE FUND ACCOUNTS YOU SELECT IS POOR, THE AMOUNT OF FUTURE ANNUITY PAYMENTS COULD FALL SUBSTANTIALLY, POSSIBLY TO ZERO.

--------------------------------------------------------------------------------
OPTION 1              Annuity payments for as long as the Annuitant is alive.
                      Please note that the Annuitant or other payee could
INCOME PAYMENTS FOR   receive only one annuity payment if the Annuitant dies
LIFE                  before the second annuity payment.

--------------------------------------------------------------------------------
OPTION 2
                      Annuity payments for a certain period of time even if the
INCOME PAYMENTS FOR   Annuitant dies before that period of time has expired.
LIFE WITH A CERTAIN
PERIOD GUARANTEED

--------------------------------------------------------------------------------
OPTION 3
                      Annuity payments for as long as the Annuitant or the
JOINT AND SURVIVOR    Joint Annuitant is alive. Please note that an Annuitant
LIFE INCOME           or other payee could receive only one annuity payment if
                      both Annuitants die before the second annuity payment.
                      If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution
                      Options. As noted above, this Option may also be selected with payments for a certain period of time.

--------------------------------------------------------------------------------
OPTION 4
                      Equal payments for an agreed upon period of time (not INCOME FOR SPECIFIED longer than thirty years). We determine the amount of
PERIOD each payment pursuant to an annuity payment table contained in the Contract.

--------------------------------------------------------------------------------
OPTION 5              A sum of money is transferred to us.  In exchange, we
                      agree, pursuant to an annuity payment table contained in
INCOME OF FIXED       the Contract, to pay the specified amount of interest on
AMOUNT                the principal and to make periodic payments of a fixed
                      dollar amount that is chosen for as long as the principal and interest earnings last.

--------------------------------------------------------------------------------
OPTION 6
                      Substantially equal monthly, quarterly, semiannual, or
SYSTEMATIC            annual payments made over the life expectancy of the
WITHDRAWALS           Annuitant or a shorter period of time.  (See SPECIAL
                      SERVICES - SYSTEMATIC WITHDRAWAL PROGRAM.)

--------------------------------------------------------------------------------

No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no

                               VA Contract -- 23
protection for lifetime income or the pro-rated taxation of annuitization payouts.

                               VA Contract -- 24

--------------
DEATH BENEFITS
--------------

DEATH BENEFITS PRIOR TO THE ANNUITY DATE
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the SPECIAL RULES FOR NON-NATURAL OWNERS below.

The death benefit is the greater of:
     o    the Contract Value on the date we receive proof of death; or
     o the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value that is in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires the death benefit to be paid out as follows:
     If you are also the Annuitant and
     o you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within five years after your death.
     o    the Beneficiary is your spouse, then your spouse may:
          * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
          * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
     o the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after your death.
     If you are NOT the Annuitant and
     o the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within five years after your death.
     o    the Annuitant is your spouse, your spouse may:
          * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
          * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
     If you are NOT the Annuitant and the Annuitant dies before the Annuity Date, there is no death benefit and we will ask you to name a new Annuitant.

SPECIAL RULES FOR NON-NATURAL OWNERS
If the Contract owner is an entity (referred to as a non-natural person) such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within five years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within one year and begin receiving distributions over the life of the new Annuitant.

                               VA Contract -- 25

These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the death of Annuitant, the Beneficiary may:
     o    continue to receive the same payments as the Annuitant; or
     o    if permitted under the Distribution Option,
          * receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
          * take full distribution of the remaining value at the Annuitant's death.


------------
HOW DO I...?
------------


....CONTACT USAA LIFE
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

....BUY A CONTRACT
   --------------

To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to USAA Life Insurance Company or USAA Life. We also accept premium payments made by bank draft, by wire, or by exchange from another U.S. insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.

The current minimum initial and additional premium payments we accept are as follows:

                  -------------------------------------------------
                                        MINIMUM      MINIMUM
                  TYPE OF PLAN          INITIAL      SUBSEQUENT
                                        PREMIUM      PREMIUM
                  -------------------------------------------------
                  Nonqualified Annuity  $1,000*      $100*
                  -------------------------------------------------
                  IRA and SEP-IRA       $100         $50*
                  -------------------------------------------------
                  TSA or ORP            $50          $50
                  -------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

For processing of the initial premium payment, see SPECIAL PROCESSING - INITIAL PREMIUM PAYMENTS.

                               VA Contract -- 26

....INVEST MORE MONEY
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply use our Automatic Payment Plan or send your subsequent premium payments to us at:

            USAA Life Insurance Company
            9800 Fredericksburg Road
            San Antonio, TX  78284-8499

We will allocate the premium payments among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above. All premium payments must be in U.S. dollars.

....ACCESS MY MONEY
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. For Contracts issued on or after August 1, 2003, we may also deduct a withdrawal charge from the amount you withdraw from the fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.) A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax-qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see TAX INFORMATION below. You should seek the advice of a tax advisor before withdrawing money.

....CHANGE MY INVESTMENT CHOICES
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Variable Fund Account. If your Contract was issued on or after August 1, 2003, your money that is in the Fixed Fund
Account -- including money that you transferred there from a Variable Fund Account -- may be subject to a withdrawal charge for the first 7 years the funds are in the Fixed Fund Account. (See CHARGES & DEDUCTIONS - FIXED FUND ACCOUNT WITHDRAWAL CHARGE.)

The following restrictions apply during the Accumulation Phase:
     1.   You may make 18 transfers each Contract Year.
     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:

                               VA Contract -- 27

     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

MARKET TIMING AND EXCESSIVE TRADING
The Contract you are purchasing was not designed for persons engaged in market timing, professional market timing organizations, or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Fund and may increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Variable Fund Account's operations or if a Fund would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse, the transfer privilege. A transfer request could be rejected due to the size of the investment, the timing of the investment, or due to a history of excessive transfers by the owner.

If we identify you as a market timer, we reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services, or any electronic transfer services. We will inform you in writing of any such transfer restrictions on your Contract.

We can terminate, suspend, or modify transfer privileges without prior notice.

....CHANGE MY PREMIUM ALLOCATIONS
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by visiting usaa.com, calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....CHANGE MY ANNUITY DATE
   ----------------------

You may change the Annuity Date by sending us a written request at least thirty days before the Annuity Date.

....CHANGE MY ANNUITANT
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....CHANGE MY BENEFICIARY
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a written request to us. The change will take effect as of the date you sign the request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....TRANSFER OR ASSIGN OWNERSHIP
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

                               VA Contract -- 28

....PLACE A TELEPHONE REQUEST
   -------------------------

Simply call 1-800-531-4265 to:

     o    change your premium payment allocation,
     o    withdraw money, or
     o    transfer money among your investment choices.

We will ask you for your:
     o    name,
     o    USAA number or Contract number, and
     o Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions, or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend, or discontinue this telephone transaction privilege at any time without prior notice.

....CANCEL MY CONTRACT DURING THE FREE LOOK
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:
     o    premium payments allocated to the Variable Fund Accounts, or
     o the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge, and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

....KEEP TRACK OF MY INVESTMENTS
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to USAA.COM day or night for a convenient way to access information about:

     o    your Contract details,
     o    Variable Fund Account summaries,
     o    Variable Fund Account performance, and
     o    financial activity information.

You may also access information about your Contract through USAA Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and USAA.COM or the last 4 digits of your Social Security number).

                               VA Contract -- 29

....START RECEIVING ANNUITY PAYMENTS
   --------------------------------

To receive annuity payments, you must notify us in writing at least thirty days before the Annuity Date of:

     o    the Distribution Option you want to use to begin annuity payments;
     o the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     o if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least thirty days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the same proportions. We will apply your Contract Value as of the end of the business day immediately preceding the 10th day before the Annuity Date.

If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

....REPORT A DEATH
   --------------

To report a death, we must be notified in writing and receive PROOF OF DEATH, which can be:

     o    a certified death certificate;
     o    a certified copy of a statement of death from the attending physician;
     o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     o    any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

PROCESSING DATES

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:

     o    premium payments;
     o transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     o withdrawals of money (including withdrawals in the systematic withdrawal program); and
     o    death benefit claims.

If we receive your payment, request, etc. BEFORE 3 P.M. CENTRAL TIME on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.

                               VA Contract -- 30

In this prospectus, we use the term business day to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. New York time (3 p.m. Central Time) and is not open on federal holidays. Business day does not include:

     o    any day when the Funds do not compute the value of their shares; or
     o any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

SPECIAL PROCESSING
------------------

INITIAL PREMIUM PAYMENTS

     o If your initial premium payment accompanies a completed application, we will credit your payment within two business days after we receive the payment and completed application.
     o If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within two business days after we receive the last information we need to process your application.
     o If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.
     o If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus five calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application. If you live in California and you are age 60 or older, you have additional options during the Free Look Period and should contact us for more information.

INITIAL ANNUITY PAYMENTS
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values on the business day preceding the 10th day before the Annuity Date.

POSTPONEMENT OF PAYMENTS

We will normally pay amounts withdrawn from a Contract within seven days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:

     o the New York Stock Exchange is closed for other than customary weekends and holidays;
     o    trading on the New York Stock Exchange is restricted; or
     o an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

                                VA Contract -- 31

We can defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the business day we receive your written or telephone request.

--------------------------------------------------------------------------------
Log on to USAA.COM day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT...

....USAA LIFE
   ---------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts, and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $11,195,590,000 on December 31, 2003. We are a wholly-owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.

As of the date of this prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Extremely Strong). Both we and USAA also held the second-highest and highest ratings (Aa1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:

      o profitability,
      o asset quality,
      o adequacy of reserves,
      o capitalization, and
      o management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....THE SEPARATE ACCOUNT
   --------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of eighteen (18) Variable Fund Accounts, each of which invests in a corresponding Fund.

....THE FUNDS
   ---------

SUBSTITUTION OF FUNDS
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

                                VA Contract -- 32

VOTING PRIVILEGES
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

SPECIAL CONSIDERATIONS
The Funds managed by Baillie Gifford Overseas Ltd., Barrow Hanley Mewhinney & Strauss, Inc., The Vanguard Group, Granahan Investment Management Inc., Grantham Mayo Van Otterloo & Co. LLC, Schroder Investment Management North America Inc., Wellington Management Company, LLP, Fidelity Management & Research Company, Deutsche Investment Management Americas Inc., and Fred Alger Management, Inc. offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA Investment Management Company (USAA IMCO) offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.

To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....THE CONTRACT
   ------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

CONTRACT AGREEMENT
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and not warranties. Only an officer of the Company has authority to:

     o    waive a provision of the Contract, or
     o    agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

                                VA Contract -- 33

CONTRACT OWNER
The rights and privileges of the Contract belong to the Contract owner during the lifetime of the Annuitant. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved. If the Contract owner and the Annuitant are different persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

ANNUITANT
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

BENEFICIARY
The Beneficiary is the person, persons or entity named in the application who may be entitled to receive any Contract benefits that we provide upon the death of the Contract owner or, after the Annuity Date, the Annuitant. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the estate of the Beneficiary.

Unless otherwise provided, we will pay benefits as follows:

     o If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the death of Annuitant; and
     o If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the estate of Annuitant.

....CHARGES AND DEDUCTIONS
   ----------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

PREMIUM TAXES
We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.

CONTRACT MAINTENANCE CHARGE
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary.* If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that Contract year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:

     o    once you have elected to receive annuity payments under the Contract,
     o from death benefits paid on the death of a Contract owner or Annuitant, or
     o    upon termination due to insufficient Contract Value.

*This charge does not apply to certain Texas Optional Retirement Program Contracts issued before May 1, 2000.

                                VA Contract -- 34

ADMINISTRATIVE EXPENSE CHARGE
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account. This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:

     o preparation of the Contracts, confirmations, periodic reports and statements;
     o    maintenance of the Contract owner's records;
     o    maintenance of the Separate Account records;
     o administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     o    all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.


MORTALITY AND EXPENSE RISK CHARGE
To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:

     o by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and

     o by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge. We cannot increase it. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.

INCOME TAXES
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

EXPENSES OF THE FUNDS
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.


FIXED FUND ACCOUNT WITHDRAWAL CHARGE
The following information concerning the Fixed Fund Account Withdrawal Charge applies to all Contracts issued on or after August 1, 2003, in all states where the Fixed Fund Account is available, except South Carolina.

                                VA Contract -- 35

The Fixed Fund Account Withdrawal Charge applies to premium payments allocated into the Fixed Fund Account or transfers from a Variable Fund Account into the Fixed Fund Account (collectively, PAYMENTS) that are subsequently withdrawn or transferred out of the Fixed Fund Account. The charge is a percentage of the Payment withdrawn or transferred out, depending on how many years have passed since the Payment being withdrawn or transferred was credited to the Fixed Fund Account, on a first-in first-out basis (FIFO), according to the following schedule:

--------------------------------------------------------------------------------
  NUMBER OF
  YEARS          Less than 1       2       3     4     5     6     7 or more
--------------------------------------------------------------------------------
  CHARGE             7%           6%      5%    4%    3%    2%        1%
--------------------------------------------------------------------------------


TAX INFORMATION

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax, or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.

THIS DISCUSSION DOES NOT ADDRESS STATE OR LOCAL TAX, ESTATE AND GIFT TAX, OR SOCIAL SECURITY TAX CONSEQUENCES OF THE CONTRACTS, AND THE APPLICABLE TAX LAWS OF YOUR STATE MAY DIFFER FROM THE FEDERAL LAWS.

                                VA Contract -- 36

NONQUALIFIED CONTRACTS
----------------------

THE FOLLOWING DISCUSSION APPLIES TO NONQUALIFIED CONTRACTS PURCHASED OUTSIDE OF TAX-QUALIFIED RETIREMENT PROGRAMS.

INCREASES IN VALUE
GENERAL RULE. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, (CODE) governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

OWNERS OTHER THAN NATURAL PERSONS. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

DIVERSIFICATION. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

CONTRACT OWNER CONTROL. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

WITHDRAWALS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

ASSIGNMENTS
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

                                VA Contract -- 37

PENALTY ON DISTRIBUTIONS
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

     o    made on or after the recipient reaches age 59 1/2;
     o made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant;
     o    made on account of the recipient's disability;
     o that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception); or
     o made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

DEATH BENEFITS
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See DEATH BENEFITS.)

TAX-FREE EXCHANGES
The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.

TRANSFERS
The Code does not currently tax transfers between investment options under a Contract.

QUALIFIED PLAN CONTRACTS
------------------------

THE FOLLOWING DISCUSSION APPLIES TO CONTRACTS UNDER QUALIFIED PLANS.
You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

ACCUMULATION PHASE
In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment not excluded from your gross income during the Accumulation Phase constitutes your investment in the contract.

DISTRIBUTION PHASE
When payments during the Distribution Phase begin, you will begin to receive back your investment in the contract, if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

TYPES OF QUALIFIED PLANS
The Contracts are available with the following types of Qualified Plans:

     o    Individual Retirement Annuity (IRA).
     o    Roth IRA.
     o    Simplified Employee Pension-Individual Retirement Annuity (SEP-IRA).
     o Tax-Sheltered Annuity (TSA or 403(b) TSA). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary

                                VA Contract -- 38
          contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
          (1) attainment of age 59 1/2, (2) severance from employment, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).
     o Texas Optional Retirement Program (ORP) and similar programs in other states.

FEDERAL INCOME TAX WITHHOLDING
------------------------------
Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.

FINANCIAL INFORMATION

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION:
   GENERAL INFORMATION
   DISTRIBUTOR
   SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT
   REGULATION AND RESERVES
   SERVICES
   TAX-SHELTERED ANNUITY LOANS
   INDEPENDENT AUDITORS
   CALCULATION OF ACCUMULATION UNIT VALUES
   CALCULATION OF PERFORMANCE INFORMATION
      MONEY MARKET VARIABLE FUND ACCOUNT
      OTHER VARIABLE FUND ACCOUNTS
   ANNUITY PAYMENTS
      GENDER OF ANNUITANT
      MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
      ANNUITY UNIT VALUE
   FINANCIAL STATEMENTS




FOR A COPY CALL 1-800-531-2923 OR WRITE US AT:

USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288

                               VA Contract -- 39

[LOGO]
USAA(R)


                       STATEMENT OF ADDITIONAL INFORMATION


                                VARIABLE ANNUITY

                      FLEXIBLE PREMIUM DEFERRED COMBINATION
                       FIXED AND VARIABLE ANNUITY CONTRACT


                                   MAY 1, 2004



OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information (Statement) is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2004, for the Separate Account of USAA Life Insurance Company (USAA Life). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION..........................................................2
DISTRIBUTOR..................................................................2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT............................2
REGULATION AND RESERVES......................................................2
SERVICES.....................................................................3
TAX SHELTERED ANNUITY LOANS..................................................3
INDEPENDENT AUDITORS.........................................................3
CALCULATION OF ACCUMULATION UNIT VALUES......................................3
CALCULATION OF PERFORMANCE INFORMATION.......................................4
      Vanguard Money Market Portfolio Variable Fund Account..................4
      Other Variable Fund Accounts...........................................4
ANNUITY PAYMENTS.............................................................5
      Gender of Annuitant....................................................5
      Misstatement of Age or Sex and Other Errors............................6
      Annuity Unit Value.....................................................6
FINANCIAL STATEMENTS.........................................................7

                                  VA SAI -- 1

                               GENERAL INFORMATION

USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts, and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association (USAA), the parent company of the USAA group of companies (a large diversified financial services organization).

                                   DISTRIBUTOR

The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the NASD) as registered representatives or principals with USAA Investment Management Company (USAA IMCO). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.

                SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of the General Account of USAA Life. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.

                             REGULATION AND RESERVES

USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                  VA SAI -- 2

                                    SERVICES

USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services (USAA SAS), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                           TAX SHELTERED ANNUITY LOANS

Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities (TSAs). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a Loan Collateral Account. The Loan Collateral Account is part of the Company's general assets and liabilities.

                              INDEPENDENT AUDITORS

The audited financial statements and financial highlights of the Separate Account as of December 31, 2003, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life Insurance Company and its subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, are included in this Statement. The information has been audited by KPMG LLP, independent certified public accountants, through their offices located at 300 Convent Street, Suite 1200, San Antonio, Texas 78205.

                     CALCULATION OF ACCUMULATION UNIT VALUES

Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account (Vanguard Money Market Portfolio), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

      (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
      (2)  is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR

The net investment factor (NIF) is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)   Is the net result of:

      (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

      (b)  plus  the  per  share   amount  of  any   dividend  or  capital  gain
           distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

                                  VA SAI -- 3

      (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.

                     CALCULATION OF PERFORMANCE INFORMATION


From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $48,005 as of December 31, 2003, and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.

VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT

YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.

The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1

For the seven day period ended December 31, 2003, the current yield of the Vanguard Money Market Portfolio Variable Fund Account was 0.8%.

OTHER VARIABLE FUND ACCOUNTS
----------------------------

Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1-, 5- and 10-year periods or, if less, the period from the Variable Fund Account's inception of operation.

                                  VA SAI -- 4

AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                                         n
                                P (1 + T)  = ERV

                                  VA SAI -- 5

Where:
      P =   A hypothetical initial premium payment of $1,000.
      T =   Average annual total return.
      n =   Number of years.
      ERV = Ending redeemable value of a hypothetical $1,000  Contract Value  at the end of the period.

Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                 C = (ERV/P) - 1

Where:
      P =   A hypothetical initial payment of $1,000.
      C =   Cumulative total return.
      ERV=  Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.

30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:

                             YIELD =2 [(a-b +1)6 -1]
                                        ---
                                    [ (cd       )  ]
Where:
      a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
      b =  Expenses accrued for the period.
      c = The average daily number of Accumulation Units outstanding during the period.
      d = The maximum offering price per Accumulation Unit on the last day of the period.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about

                                  VA SAI -- 6
age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.

ANNUITY UNIT VALUE
------------------

Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value

Annuity at age 65:  Life with 120 payments certain:

1.  Annuity Unit Value, beginning of period........................   $ .980000

2.  Assume Net Investment Factor for period equal to...............    1.001046

3.  Daily adjustment for 3.0% Assumed Investment Rate..............     .999919

4.  (2) x (3)......................................................    1.000965

5.  Annuity Unit Value, end of period..............................   $ .980946
    (1) x (4)

Illustration of Annuity Payments
--------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.  Number of Accumulation Units at Annuity Date....................  10,000.00

2.  Assume Accumulation Unit Value (as of the end of the Valuation
    Period immediately prior to the 10th day before the first
    monthly payment) equal to.......................................  1.800000

3.  Contract Value (1) x (2)........................................  18,000.00

4.  First monthly annuity payment per $1,000 of Contract Value......  $    5.48

5.  First monthly annuity payment (3) x (4) /$ 1,000................  $  100.44

6.  Annuity Unit Value (as of the end of the Valuation Period
    immediately prior to the 10th day before the first month
    payment)........................................................  $ .980000

7.  Number of Annuity Units (5) / (6)...............................    102.490

8.  Assume Annuity Unit Value for second month equal to.............  $ .997000

9.  Second monthly annuity payment (7) x (8)........................  $  102.18

10. Assume annuity unit value for third month equal to..............  $ .953000

11.  Third monthly annuity payment (7) x (10).......................  $   97.67

                              FINANCIAL STATEMENTS

The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.

                                  VA SAI -- 7

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors of USAA Life Insurance Company and Contractowners of the Separate Account of USAA Life Insurance Company:


We have audited the accompanying statements of assets and liabilities as of December 31, 2003, the related statements of operations, statements of changes in net assets, and financial highlights presented in note 6 for each of the years or periods presented, for the 18 variable fund accounts available within the Separate Account of USAA Life Insurance Company: USAA Life Growth and
Income, USAA Life Aggressive Growth, USAA Life World Growth, USAA Life Diversified Assets, USAA Life Income, Vanguard Diversified Value Portfolio, Vanguard Equity Index Portfolio, Vanguard Mid-Cap Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard International Portfolio, Vanguard REIT Index Portfolio, Vanguard High Yield Bond Portfolio, Vanguard Money Market Portfolio, Fidelity VIP II Contrafund(R) Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Dynamic Cap Appreciation Portfolio, Scudder Capital Growth Portfolio, and Alger American Growth Portfolio. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003 were verified by confirmation with the investment custodian of the underlying portfolios of the USAA Life Investment Trust or through confirmation with the transfer agents of the other portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned fund accounts available within the Separate Account of USAA Life Insurance Company as of December 31, 2003, and the results of their operations, the changes in their net assets, and financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                         /s/ KPMG LLP


San Antonio, Texas
February 20, 2004

                      SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           STATEMENTS OF ASSETS AND LIABILITIES
                                     DECEMBER 31, 2003
                           (In Thousands, Except Per Unit Data)

                                FUND ACCOUNTS INVESTING IN:

----------------------------------------------------------------------------------------------

                             USAA LIFE         USAA LIFE         USAA LIFE         USAA LIFE
                             GROWTH AND        AGGRESSIVE      WORLD GROWTH       DIVERSIFIED
                            INCOME FUND       GROWTH FUND           FUND          ASSETS FUND
                          --------------    --------------    --------------    --------------
Assets:
Investments at
market value                    $58,986           $18,961           $15,936           $46,640
                          --------------    --------------    --------------    --------------
Net assets                      $58,986           $18,961           $15,936           $46,640
                          ==============    ==============    ==============    ==============
Net assets:
Accumulation
reserves                        $58,894           $18,961           $15,896           $46,584
Annuity reserves                     92                 -                40                56
                          --------------    --------------    --------------    --------------
Net assets                      $58,986           $18,961           $15,936           $46,640
                          ==============    ==============    ==============    ==============
Units outstanding
(accumulation)                    2,615             1,229               873             1,979
                          ==============    ==============    ==============    ==============
(annuity)                             4                 -                 2                 3
                          ==============    ==============    ==============    ==============
Unit value
(accumulation)               $22.521772        $15.425424        $18.197983        $23.537372
                          ==============    ==============    ==============    ==============


                                                 VVIF
                                              DIVERSIFIED       VVIF EQUITY     VVIF MID-CAP
                             USAA LIFE           VALUE             INDEX            INDEX
                            INCOME FUND        PORTFOLIO         PORTFOLIO        PORTFOLIO
                          --------------    --------------    --------------    -------------
Assets:
Investments at
market value                    $27,108            $4,136           $29,423           $7,743
                          --------------    --------------    --------------    -------------
Net assets                      $27,108            $4,136           $29,423           $7,743
                          ==============    ==============    ==============    =============
Net assets:
Accumulation
reserves                        $27,028            $4,136           $29,423           $7,743
Annuity reserves                     80                 -                 -                -
                          --------------    --------------    --------------    -------------
Net assets                      $27,108            $4,136           $29,423           $7,743
                          ==============    ==============    ==============    =============
Units outstanding
(accumulation)                    1,517               400             2,886              693
                          ==============    ==============    ==============    =============
(annuity)                             4                 -                 -                -
                          ==============    ==============    ==============    =============
Unit value
(accumulation)               $17.817055        $10.343108        $10.194632       $11.173063
                          ==============    ==============    ==============    =============

See accompanying Notes to Financial statements

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 2003
                                                (In Thousands, Except Per Unit Data)

                                                     FUND ACCOUNTS INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------

                             VVIF SMALL
                              COMPANY             VVIF           VVIF REIT       VVIF HIGH        VVIF MONEY
                               GROWTH         INTERNATIONAL         INDEX        YIELD BOND         MARKET
                             PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO
                            ===========      =============    ==============    ============     ============
ASSETS:
 Investments at
  market value                   $10,086            $6,902           $10,951          $4,236         $12,455
                          --------------    --------------    --------------    -------------      -----------
Net assets                       $10,086            $6,902           $10,951          $4,236         $12,455
                          ==============    ==============    ==============    =============      ===========
Net assets:
 Accumulation
  reserves                       $10,086            $6,902           $10,951          $4,236         $12,455
 Annuity reserves                      -                 -                 -               -               -
                          ==============    ==============    ==============    =============      ===========
 Net assets                      $10,086            $6,902           $10,951          $4,236         $12,455

 Units outstanding                   893               724               724             367           9,196
  (accumulation)          ==============    ==============    ==============    =============      ===========
                                       -                 -                 -               -               -
  (annuity)               ==============    ==============    ==============    =============      ===========

 Unit value                   $11.293026         $9.532794        $15.130721      $11.537996       $1.354439
  (accumulation)          ==============    ==============    ==============    =============      ===========




                                                                                  SVS I
                                                                 FVIP            CAPITAL
                              FVIP              FVIP         DYNAMIC CAP          GROWTH              ALGER
                          CONTRAFUND(R)    EQUITY-INCOME     APPRECIATION       PORTFOLIO,           AMERICAN
                            PORTFOLIO,       PORTFOLIO,       PORTFOLIO,         CLASS A              GROWTH
                          INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        SHARES             PORTFOLIO          TOTAL
                          --------------    --------------    --------------    -------------      -----------      ------------
ASSETS:
 Investments at
  market value                    $3,686            $2,425            $1,407          $29,179          $51,836          $342,096
                          --------------    --------------    --------------    -------------      -----------      ------------
Net assets                        $3,686            $2,425            $1,407          $29,179          $51,836          $342,096
                          ==============    ==============    ==============    =============      ===========      ============
Net assets:
 Accumulation
  reserves                        $3,686            $2,425            $1,407          $29,179          $51,734          $341,726
 Annuity reserves                      -                 -                 -                -              102               370
                          --------------    --------------    --------------    -------------      -----------      ------------
 Net assets                       $3,686            $2,425            $1,407          $29,179          $51,836          $342,096
                          ==============    ==============    ==============    =============      ===========      ============
 Units outstanding
  (accumulation)                     338               241               145            1,403            2,201
                          ==============    ==============    ==============    =============      ===========
  (annuity)                            -                 -                 -                -                4
                          ==============    ==============    ==============    =============      ===========
 Unit value
  (accumulation)              $10.915691        $10.052958         $9.709522       $20.790583       $23.504239
                          ==============    ==============    ==============    =============      ===========



                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                      STATEMENTS OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 2003
                                                           (In Thousands)

                                                     FUND ACCOUNTS INVESTING IN:
------------------------------------------------------------------------------------------------------------------------------------


                                                    USAA LIFE      USAA LIFE        USAA LIFE         USAA LIFE
                                                    GROWTH AND    AGGRESSIVE       WORLD GROWTH      DIVERSIFIED      USAA LIFE
                                                   INCOME FUND    GROWTH FUND          FUND          ASSETS FUND      INCOME FUND
                                                   -----------    -----------      ------------      -----------      -----------
NET INVESTMENT INCOME (LOSS):
 Income
  Dividends from investments                       $       674    $        -        $      138       $    1,337       $    1,313
                                                   -----------    -----------      ------------      -----------      -----------
 Expenses
  Mortality and expense risk charge                        327           109                89              264              190
  Administrative charge                                     50            17                14               41               29
                                                   -----------    -----------      ------------      -----------      -----------
  Total expenses                                           377           126               103              305              219
                                                   -----------    -----------      ------------      -----------      -----------
   Net investment income (loss)                            297          (126)               35            1,032            1,094
                                                   -----------    -----------      ------------      -----------      -----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on sale of
   investments                                          (2,483)       (4,307)           (4,647)          (1,808)             716
 Capital gains distributions                             2,013             -                 -                -                -
                                                   -----------    -----------      ------------      -----------      -----------
   Net realized gain (loss)                               (470)       (4,307)           (4,647)          (1,808)             716
 Change in net unrealized appreciation/
   depreciation                                         13,209         8,880             8,081            8,259             (677)
                                                   -----------    -----------      ------------      -----------      -----------
   Net realized and unrealized
    gain on investments                                 12,739         4,573             3,434            6,451               39
                                                   -----------    -----------      ------------      -----------      -----------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                         $    13,036    $    4,447       $     3,469       $    7,483       $    1,133
                                                   ===========    ===========      ============      ===========      ===========

                                                                                                     FVIP DYNAMIC      SVS I CAPITAL
                                                                       FVIP         FVIP EQUITY-         CAP             GROWTH
                                                   VVIF MONEY     CONTRAFUND(R)        INCOME        APPRECIATI         PORTFOLIO,
                                                     MARKET         PORTFOLIO,       PORTFOLIO,       PORTFOLIO          CLASS A
                                                   PORTFOLIO      INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES
                                                   ----------     -------------    -------------    -------------       ------------
NET INVESTMENT INCOME (LOSS):
 Income
   Dividends from investments                     $        170    $        10       $        23      $         -      $        115
                                                   -----------    ------------      ------------     ------------     -------------
  Expenses
   Mortality and expense risk charge                       107             16                11                5               173
   Administrative charge                                    17              3                 2                1                27
                                                   -----------    ------------      ------------     ------------     -------------
 Total expenses                                            124             19                13                6               200
                                                   -----------    ------------      ------------     ------------     -------------
  Net investment income (loss)                              46             (9)               10               (6)              (85)
                                                   -----------    ------------      ------------     ------------     -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on sale of
    investments                                              -             (4)             (122)              17            (2,737)
  Capital gains distributions                                -              -                 -                -                 -
                                                   -----------    ------------      ------------     ------------     -------------
    Net realized gain (loss)                                 -             (4)             (122)              17            (2,737)
  Change in net unrealized appreciation/
   depreciation                                              -            673               603              179             9,004
                                                   -----------    ------------      ------------     ------------     -------------
   Net realized and unrealized
    gain on investments                                      -            669               481              196             6,267
                                                   -----------    ------------      ------------     ------------     -------------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                        $         46    $       660       $       491      $       190      $      6,182
                                                   ===========    ============      ============     ============     =============

See accompanying Notes to Financial Statements.

                                               VVIF         VVIF          VVIF      VVIF SMALL                   VVIF      VVIF
                                            DIVERSIFIED    EQUITY       MID-CAP       COMPANY        VVIF        REIT   HIGH YIELD
                                               VALUE       INDEX         INDEX        GROWTH    INTERNATIONAL   INDEX      BOND
                                             PORTOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO PORTFOLIO
                                            ---------     --------     ---------    ---------   ------------- --------- ----------
NET INVESTMENT INCOME (LOSS):
 Income
  Dividends from investments                $     54      $   322      $    48      $     1      $    90      $   309   $   112
                                            ---------     --------     --------     --------     --------     --------  --------
 Expenses
  Mortality and expense risk charge               18          158           39           46           31           54        19
  Administrative charge                            3           24            6            7            5            8         3
                                            ---------     --------     --------     --------     --------     --------  --------
  Total expenses                                  21          182           45           53           36           62        22
                                            ---------     --------     --------     --------     --------     --------  --------
   Net investment income (loss)                   33          140            3          (52)          54          247        90
                                            ---------     --------     --------     --------     --------     --------  --------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on sale of
   investments                                  (120)      (2,567)        (298)        (566)        (534)         (49)       90
 Capital gains distributions                       -          644          155            -            -          240         -
                                            ---------     --------     --------     --------     --------     --------  --------
   Net realized gain (loss)                     (120)      (1,923)        (143)        (566)        (534)         191        90
 Change in net unrealized appreciation/
  depreciation                                   893        7,925        1,921        2,959        2,249        2,063       229
                                            ---------     --------     --------     --------     --------     --------  --------
  Net realized and unrealized
   gain on investments                           773        6,002        1,778        2,393        1,715        2,254       319
                                            ---------     --------     --------     --------     --------     --------  --------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                  $    806      $ 6,142      $ 1,781      $ 2,341      $ 1,769      $ 2,501   $   409
                                            =========     ========     ========     ========     ========     ========  ========

See accompanying Notes to Financial Statements.

                                                ALGER
                                              AMERICAN
                                                GROWTH
                                              PORTFOLIO
                                              ---------
NET INVESTMENT INCOME (LOSS):
 Income
  Dividends from investments                $      -
                                            ---------
 Expenses
  Mortality and expense risk charge              293
  Administrative charge                           45
                                            ---------
  Total expenses                                 338
                                            ---------
   Net investment income (loss)                 (338)
                                            ---------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on sale of
   investments                                (6,239)
 Capital gains distributions                       -
                                            ---------
   Net realized gain (loss)                   (6,239)
 Change in net unrealized appreciation/
  depreciation                                19,917
                                            ---------
  Net realized and unrealized
   gain on investments                        13,678
                                            ---------
INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                  $ 13,340
                                            =========

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                 Years Ended December 31, 2003, 2002
                                                           (In Thousands)

                                                     Fund Accounts Investing In:
-------------------------------------------------------------------------------------------------------------------------
                                      USAA LIFE GROWTH     USAA LIFE AGGRESSIVE   USAA LIFE WORLD  USAA LIFE DIVERSIFIED
                                      AND INCOME FUND          GROWTH FUND          GROWTH FUND         ASSETS FUND
                                    -------------------   -------------------   -------------------   -------------------
                                      2003       2002        2003       2002       2003       2002      2003       2002
                                     -------------------   ------------------    ------------------   -------------------
FROM OPERATIONS:
  Net investment income (loss)         $297       $515      $(126)     $(144)       $35        $36     $1,032       $915
  Net realized gain (loss)             (470)      (722)    (4,307)    (3,946)    (4,647)      (646)    (1,808)      (679)
  Change in net unrealized
   appreciation/depreciation         13,209    (14,951)     8,880     (3,345)     8,081     (2,034)     8,259     (6,214)
                                    -------------------   -------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from operations        13,036    (15,158)     4,447     (7,435)     3,469     (2,644)     7,483     (5,978)
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in          4,155      1,719      2,622      1,700      7,201        418      5,400      9,113
  Contract maintenance charges          (48)       (56)       (20)       (23)       (13)       (14)       (31)       (32)
  Other redemptions                  (5,955)    (8,644)    (3,125)    (4,042)    (7,842)    (1,820)    (4,627)    (7,027)
  Adjustments to annuity reserves         1          -          -          -          -          -          -          -
                                    -------------------   -------------------   -------------------   -------------------
  Increase (decrease) in net assets
  from contract transactions         (1,847)    (6,981)      (523)    (2,365)      (654)    (1,416)       742      2,054
                                    -------------------   -------------------   -------------------   -------------------
   Net increase (decrease)
   in net assets                     11,189    (22,139)     3,924     (9,800)     2,815     (4,060)     8,225     (3,924)
 NET ASSETS:
   Beginning of period               47,797     69,936     15,037     24,837     13,121     17,181     38,415     42,339
                                    -------------------   -------------------   -------------------   -------------------
   End of period                    $58,986    $47,797    $18,961    $15,037    $15,936    $13,121    $46,640    $38,415
                                    ===================   ===================   ===================   ===================
 UNITS ISSUED AND REDEEMED
   Beginning balance                  2,739      3,123      1,270      1,443        919      1,011      1,959      1,899
   Units issued                         299        200        237        177        511         47        338        526
   Units redeemed                      (419)      (584)      (278)      (350)      (555)      (139)      (315)      (466)
                                    -------------------   -------------------   --------------------  -------------------
   Ending balance                     2,619      2,739      1,229      1,270        875        919      1,982      1,959
                                    ===================   ===================   ===================   ===================

                                               VVIF REIT INDEX            VVIF HIGH YIELD           VVIF MONEY MARKET
                                                 PORTFOLIO                BOND PORTFOLIO               PORTFOLIO
                                              ------------------         -------------------        -------------------

                                                2003      2002            2003        2002            2003       2002
                                              ------------------         -------------------        -------------------
FROM OPERATIONS:
  Net investment income (loss)                  $ 247      $ 67            $ 90        $ 46            $ 46      $ 241
  Net realized gain (loss)                        191       (70)             90         (45)              -          -
  Change in net unrealized
    appreciation/depreciation                   2,063      (174)            229          12               -          -
                                              ------------------         -------------------        -------------------
      Increase (decrease) in net assets
        resulting from operations               2,501      (177)            409          13              46        241
                                              ------------------         -------------------        -------------------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in                    5,019     9,112           8,895       1,208          15,074     15,711
  Contract maintenance charges                     (7)       (4)             (2)         (1)            (11)       (14)
  Other redemptions                            (3,381)   (3,233)         (6,458)       (535)        (26,106)   (25,126)
  Adjustments to annuity reserves                   -         -               -           -               -          -
                                              ------------------         -------------------        -------------------
  Increase (decrease) in net assets
    from contract transactions                  1,631     5,875           2,435         672         (11,043)    (9,429)
                                              ------------------         -------------------        -------------------
      Net increase (decrease)
        in net assets                           4,132     5,698           2,844         685         (10,997)    (9,188)
NET ASSETS:
  Beginning of period                           6,819     1,121           1,392         707          23,452     32,640
                                              ------------------         -------------------        -------------------
  End of period                               $10,951    $6,819          $4,236      $1,392         $12,455    $23,452
                                              ==================         ===================        ===================

UNITS ISSUED AND REDEEMED
  Beginning balance                               606       102             140          72          17,359     24,394
  Units issued                                    425       848             881         127          14,547     18,507
  Units redeemed                                 (307)     (344)           (654)        (59)        (22,710)   (25,542)
                                              ------------------         -------------------        -------------------
  Ending balance                                  724       606             367         140           9,196     17,359
                                              ==================         ===================        ===================

See accompanying Notes to Financial Statements.


                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                 Years Ended December 31, 2003, 2002
                                                           (In Thousands)

                                                     Fund Accounts Investing In:
-----------------------------------------------------------------------------------------------------------------------------------


                                              USAA LIFE INCOME        VVIF DIVESIFIED       VVIF EQUITY-INDEX     VVIF MID-CAP INDEX
                                                  FUND                 VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO
                                           --------------------    ------------------------  ------------------- -------------------
                                               2003      2002         2003        2002         2003       2002      2003     2002
                                           --------------------    ------------------------  ------------------- -------------------

FROM OPERATIONS:
  Net investment income (loss)             $   1,094   $  1,035     $     33   $     27      $    140  $    226   $     3   $    (6)
  Net realized gain (loss)                       716        (97)        (120)      (379)       (1,923)      631      (143)      (49)
  Change in net unrealized
    appreciation/depreciation                   (677)       649          893       (128)        7,925    (5,909)    1,921    (1,031)
                                           ----------------------  ------------------------  -------------------- ------------------
      Increase (decrease) in net assets
        resulting from operations              1,133      1,587          806       (480)       (6,142)   (6,314)    1,781    (1,086)
                                           ----------------------  ------------------------  -------------------- ------------------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in                  16,486      7,006       2,523       1,896         9,015     5,387     3,117     5,642
  Contract maintenance charges                   (21)       (16)         (1)         (1)          (17)      (18)       (3)       (2)
  Other redemptions                          (16,437)    (5,598)     (1,482)     (1,657)       (6,459)   (6,224)   (2,256)   (1,535)
  Adjustments to annuity reserves                  1          -           -           -             -         -         -         -
                                           ----------------------  ------------------------  -------------------- ------------------

  Increase (decrease) in net assets
    from contract transactions                    29      1,392       1,040         238         2,539      (855)      858     4,105
                                           ----------------------  ------------------------  -------------------- ------------------
      Net increase (decrease)
        in net assets                          1,162      2,979       1,846        (242)        8,681    (7,169)    2,639     3,019
NET ASSETS:
  Beginning of period                         25,946     22,967       2,290       2,532        20,742    27,911     5,104     2,085
                                           ----------------------  ------------------------  -------------------- ------------------
  End of period                            $  27,108     25,946       4,136       2,290        29,423    20,742     7,743     5,104
                                           ======================  ========================  ==================== ==================

UNITS ISSUED AND REDEEMED
  Beginning balance                            1,516      1,438         288         271         2,594     2,699       608       210
  Units issued                                 1,121        541         306         239         1,175       744       343       608
  Units redeemed                              (1,116)      (463)       (194)       (222)         (883)     (849)     (258)     (210)
                                           ----------------------  ------------------------  -------------------- ------------------
  Ending balance                               1,521      1,516         400         288         2,886     2,594       693       608



                                              VVIF SMALL
                                            COMPANY GROWTH                  VVIF INTERNATIONAL
                                               PORTFOLIO                        PORTFOLIO
                                       ------------------------          --------------------------

                                           2003       2002                    2003       2002
                                       ------------------------          --------------------------
FROM OPERATIONS:
  Net investment income (loss)         $     (52)   $     -                $     54     $     64
  Net realized gain (loss)                  (566)        (136)                 (534)         (97)
  Change in net unrealized
    appreciation/depreciation              2,959       (1,722)                2,249          (759)
                                       ------------------------          --------------------------
      Increase (decrease) in net assets
        resulting from operations          2,341       (1,858)                1,769          (792)
                                       ------------------------          --------------------------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in               6,302        3,412                27,457         1,005
  Contract maintenance charges                (4)          (4)                   (3)           (3)
  Other redemptions                       (3,792)      (1,194)              (25,932)         (701)
  Adjustments to annuity reserves              -            -                     -             -
                                       ------------------------          --------------------------

  Increase (decrease) in net assets
    from contract transactions             2,506        2,214                 1,522           301
                                       ------------------------          --------------------------
      Net increase (decrease)
        in net assets                     4,847           356                 3,291          (491)
NET ASSETS:
  Beginning of period                     5,239         4,883                 3,611         4,102
                                       ------------------------          --------------------------
  End of period                        $ 10,086     $   5,239              $  6,902     $   3,611
                                       ========================          ==========================

UNITS ISSUED AND REDEEMED
  Beginning balance                         650           456                   507           473
  Units issued                              696           376                 3,796           142
  Units redeemed                           (453)         (182)               (3,579)         (108)
                                       ------------------------          --------------------------
  Ending balance                            893           650                   724           507
                                       ========================          ==========================

                                                                                                           FVIP DYNAMIC CAP
                                                 FVIP CONTRAFUND(R)          FVIP EQUITY-INCOME              APPRECIATION
                                                PORTFOLIO, INITIAL CLASS    PORTFOLIO, INITIAL CLASS    PORTFOLIO, INITIAL CLASS
                                           ------------------------------  --------------------------  --------------------------

                                               2003      2002                 2003           2002           2003        2002
                                           ------------------------------  ------------------------    --------------------------

FROM OPERATIONS:
  Net investment income (loss)             $       (9)  $     (5)           $        10   $     10      $        (6)  $     (2)
  Net realized gain (loss)                         (4)       (28)                  (122)       (94)              17        (33)
  Change in net unrealized
    appreciation/depreciation                     673       (137)                   603       (175)             179         (8)
                                           ------------------------------  ------------------------    --------------------------
      Increase (decrease) in net assets
        resulting from operations                 660       (170)                   491       (259)             190        (43)
                                           ------------------------------  ------------------------    --------------------------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in                    1,882      1,942                  1,488      1,330           1,061          610
  Contract maintenance charges                     (1)        (1)                    (1)        (1)             (1)           -
  Other redemptions                              (943)      (373)                  (723)      (799)           (342)        (271)
  Adjustments to annuity reserves                   -          -                      -          -               -            -
                                           ------------------------------  ------------------------    --------------------------

  Increase (decrease) in net assets
    from contract transactions                    938      1,568                    764        530             718          339
                                           ------------------------------  ------------------------    --------------------------
      Net increase (decrease)
        in net assets                           1,598      1,398                  1,255        271             908          296
NET ASSETS:
  Beginning of period                           2,088        690                  1,170        899             499          203
                                           ------------------------------  ------------------------    --------------------------
  End of period                            $    3,686   $  2,088            $     2,425   $  1,170      $    1,407    $     499
                                           ==============================  ========================    ==========================

UNITS ISSUED AND REDEEMED
  Beginning balance                               244         73                    151         95              64           24
  Units issued                                    201        219                    182        151             124           78
  Units redeemed                                 (107)       (48)                   (92)       (95)            (43)         (38)
                                           ------------------------------  ------------------------    --------------------------
  Ending balance                                  338        244                    241        151             145           64


                                            SVS I CAPITAL GROWTH
                                             PORTFOLIO, CLASS A                  ALGER AMERICAN
                                                SHARES                          GROWTH PORTFOLIO
                                          ------------------------          ------------------------
                                            2003           2002               2003           2002
                                          ------------------------          ------------------------
FROM OPERATIONS:
  Net investment income (loss)            $    (85)    $    (135)            $   (338)   $     (384)
  Net realized gain (loss)                  (2,737)       (4,568)              (6,239)       (5,296)
  Change in net unrealized
    appreciation/depreciation                9,004        (7,364)              19,917       (16,866)
                                          ------------------------          -------------------------
      Increase (decrease) in net assets
        resulting from operations            6,182       (12,067)              13,340       (22,546)
                                          ------------------------          -------------------------
FROM CONTRACT TRANSACTIONS:
  Purchases and transfers in                 1,364         1,212                3,617         1,840
  Contract maintenance charges                 (29)          (34)                 (46)          (54)
  Other redemptions                         (3,415)       (7,127)              (5,788)      (10,347)
  Adjustments to annuity reserves                -             -                    -             -
                                          ------------------------          -------------------------

  Increase (decrease) in net assets
    from contract transactions              (2,080)       (5,949)              (2,217)       (8,561)
                                          ------------------------          -------------------------
      Net increase (decrease)
        in net assets                        4,102       (18,016)              11,123       (31,107)
NET ASSETS:
  Beginning of period                       25,077        43,093               40,713        71,820
                                          ------------------------          -------------------------
  End of period                           $ 29,179     $  25,077              $51,836    $   40,713
                                          ========================          =========================

UNITS ISSUED AND REDEEMED
  Beginning balance                          1,519         1,835                2,324         2,726
  Units issued                                 123           117                  248           178
  Units redeemed                              (239)         (433)                (367)         (580)
                                          ------------------------          -------------------------
  Ending balance                             1,403         1,519                2,205         2,324
                                          ========================          =========================

See accompanying Notes to Financial Statements.

                 SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003


1) ORGANIZATION
The Separate Account of USAA Life Insurance Company (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). Units of the Separate Account are sold only in connection with the Variable Annuity Contract. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USAA Life. The Separate Account cannot be charged with liabilities arising out of any other business of USAA Life.

The Separate Account is divided into 18 variable fund accounts which are invested in shares of a designated portfolio of the USAA Life Investment Trust, Vanguard(R) Variable Insurance Fund (VVIF), Fidelity(R) Variable Insurance Products (FVIP), Scudder Variable Series I (SVS I), or The Alger American Fund as follows:

Fund Account                                Mutual Fund Investment
--------------------------------------------------------------------------------

USAA Life Growth and Income                 USAA Life Growth and Income Fund
USAA Life Aggressive Growth                 USAA Life Aggressive Growth Fund
USAA Life World Growth                      USAA Life World Growth Fund
USAA Life Diversified Assets                USAA Life Diversified Assets Fund
USAA Life Income                            USAA Life Income Fund

Vanguard Diversified Value Portfolio        VVIF Diversified Value Portfolio
Vanguard Equity Index Portfolio             VVIF Equity Index Portfolio
Vanguard Mid-Cap Index Portfolio            VVIF Mid-Cap Index Portfolio
Vanguard Small Company Growth Portfolio     VVIF Small Company Growth Portfolio
Vanguard International Portfolio            VVIF International Portfolio
Vanguard REIT Index Portfolio               VVIF REIT Index Portfolio
Vanguard High Yield Bond Portfolio          VVIF High Yield Bond Portfolio
Vanguard Money Market Portfolio             VVIF Money Market Portfolio

Fidelity VIP Contrafund(R)Portfolio         FVIP Contrafund(R)Portfolio, Initial
                                            Class
Fidelity VIP Equity-Income Portfolio        FVIP Equity-Income Portfolio,
                                            Initial Class
Fidelity VIP Dynamic Cap Appreciation       FVIP Dynamic Cap Appreciation
Portfolio                                   Portfolio, Initial Class

Scudder Capital Growth Portfolio            SVS I Capital Growth Portfolio,
                                            Class A shares

Alger American Growth Portfolio             Alger American Growth Portfolio


2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

ANNUITY RESERVES
Annuity reserves for contracts in the payout phase are comprised of net contract purchase payments, less benefits. These reserves are adjusted daily for the net investment income and net realized gain (loss) and change in net unrealized appreciation/depreciation on investments. The mortality risk is fully borne by USAA Life. The mortality calculations are based on the 1983a Individual Annuitant Mortality Table for contracts annuitized between 1995 and 1998; contracts annuitized 1999 and after are based on the Annuity 2000 (A2000) Table, both at 3.0% interest. This may result in additional amounts being transferred into the Separate Account by USAA Life to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to USAA Life.

DISTRIBUTIONS

The net investment income (loss) and realized capital gains of the Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX
Operations of the Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Separate Account.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS
During the year ended December 31, 2003, advisory and administrative fees of approximately $818,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed at an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .35% of the monthly average net assets of the USAA Life World Growth Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month. The funds are an investment option for both the Variable Universal Life Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

4) EXPENSES
A mortality and expense risk charge is deducted by USAA Life from the Separate Account on a daily basis which is equal, on an annual basis, to 0.65% of the daily net assets of each variable fund account. The mortality risks assumed by USAA Life arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant in accordance with annuity rates guaranteed in the contracts under distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an annuitant or contract owner prior to the Distribution Phase. The expense risk assumed by USAA Life is that the costs of administering the contracts and the Separate Account may exceed the amount recovered from the contract maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased. During the year ended December 31, 2003, the total mortality and expense charge was $1,949,000.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Contracts and each variable fund account. USAA Life assesses each variable fund account a daily administrative charge at an annualized rate of 0.10% of the daily net assets of each variable fund account. Beginning on the first anniversary of the effective date, and on each anniversary thereafter, a maintenance charge of $30 is deducted by USAA Life through a redemption of units from the accumulated value of each contract. This charge will apply only while the contract is in the accumulation phase.

Any premium tax levied by a state or government entity with respect to the Separate Account will be charged against the contract.

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

5) INVESTMENTS

The following table shows the number of shares owned, aggregate cost and net asset value per share of each fund at December 31, 2003:


                                                               NUMBER OF          Aggregate Cost             NET ASSET
                                                                 SHARES             COST                     VALUE PER
                                                                  (000)             (000)                     SHARE
                                                              -----------        ----------------          -------------



USAA Life Growth and Income Fund                                 3,731              $ 67,122                   $ 15.81
USAA Life Aggressive Growth Fund                                 1,318                27,592                     14.39
USAA Life World Growth Fund                                      1,362                15,727                     11.70
USAA Life Diversified Assets Fund                                3,755                48,012                     12.42
USAA Life Income Fund                                            2,501                26,753                     10.84
Vanguard Diversified Value Portfolio                               361                 3,498                     11.46
Vanguard Equity Index Portfolio                                  1,107                29,322                     26.57
Vanguard Mid-Cap Index Portfolio                                   568                 6,812                     13.64
Vanguard Small Company Growth Portfolio                            596                 8,545                     16.91
Vanguard International Portfolio                                   538                 5,938                     12.84
Vanguard REIT Index Portfolio                                      681                 9,017                     16.09
Vanguard High Yield Bond                                           473                 3,994                      8.95
Vanguard Money Market Portfolio                                 12,455                12,455                      1.00
Fidelity VIP Contrafund Portfolio                                  159                 3,147                     23.13
Fidelity VIP Equity-Income Portfolio                               105                 2,007                     23.18
Fidelity VIP Dynamic Capital App. Portfolio                        198                 1,246                      7.09
Scudder VLIF Capital Growth Portfolio-Class A Shares             2,000                44,869                     14.59
Alger American Growth Portfolio                                  1,557                77,834                     33.29

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          December 31, 2003

6) FINANCIAL HIGHLIGHTS A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each period is as follows:

                                                    USAA LIFE GROWTH AND INCOME FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------
                                                               Year Ended December 31,

                                          2003             2002               2001                2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           2,615            2,738              3,122               3,225              3,598
      Annuity units (000)                    4                1                  1                   1                  1
      Accumulation unit value      $ 22.521772      $ 17.449936        $ 22.397368         $ 23.978970        $ 23.296591
      Net assets (000)             $    58,986      $    47,797        $    69,936         $    77,350        $    83,851
Ratio of investment income
     to average net assets (c)            1.34%             N/A                N/A                 N/A                N/A
Ratio of expenses to
      average net assets (d)              0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         28.96%          -22.15%             -6.65%               2.86%             13.73%

                                                    USAA LIFE DIVERSIFIED ASSETS FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------
                                                               Year Ended December 31,

                                          2003             2002               2001                2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           1,979            1,956              1,896               1,684              2,072
      Annuity units (000)                    3                3                  3                   3                  3
      Accumulation unit value      $ 23.537372      $ 19.611603        $ 22.295041         $ 19.815589        $ 19.192009
      Net assets (000)             $    46,640      $    38,415        $    42,339         $    33,419        $    39,823
Ratio of investment income
      to average net assets (c)           3.29%             N/A                N/A                 N/A                N/A
Ratio of expenses to
       average net assets (d)             0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         19.93%          -12.10%             12.44%               3.17%              6.67%



                                                          VANGUARD EQUITY INDEX PORTFOLIO FUND ACCOUNT

                                                               Year Ended December 31,

                                          2003             2002             2001(b)               2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           2,886            2,594              2,699               2,498              2,317
      Annuity units (000)                    -                -                  -                   -                  -
      Accumulation unit value      $ 10.194632      $  7.995176        $ 10.341906         $ 11.844646        $ 13.147788
      Net assets (000)             $    29,423      $    20,742        $    27,911         $    29,588        $    30,460
Ratio of investment income
      to average net assets (c)           1.33%             N/A                N/A                 N/A                N/A
Ratio of expenses to
       average net assets (d)             0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         27.29%          -22.82%            -12.80%             -10.01%             19.32%


                                                          VANGUARD INTERNATIONAL PORTFOLIO FUND ACCOUNT

                                                               Year Ended December 31,

                                          2003             2002             2001(b)               2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)             724              507                473                 218                106
      Annuity units (000)                    -                -                  -                   -                  -
      Accumulation unit value      $  9.532794      $  7.120925        $  8.670638         $ 10.881890        $ 13.154856
      Net assets (000)             $     6,902      $     3,611        $     4,102         $     2,368        $     1,400
Ratio of investment income
      to average net assets (c)           1.90%             N/A                N/A                 N/A                N/A
Ratio of expenses to
       average net assets (d)             0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         33.61%          -18.02%            -20.44%             -17.38%             26.46%



(a) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.

(b) On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index
Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF
International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to
May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.

(c) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.

(d) The information for 2003 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(f) Not annualized for periods less than one year.

(g) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.

                                                USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT
                                ---------------------------------------------------------------------------
                                                       Year Ended December 31,
                                   2003            2002            2001            2000            1999
                                -----------     -----------     -----------     -----------     -----------
At end of period:
  Accumulation units (000)            1,229           1,270           1,443           1,637             789
  Annuity units (000)                     -               -               -               -               -
  Accumulation unit value       $ 15.425424     $ 11.836938     $ 17.214778     $ 22.654870     $ 26.991318
  Net assets (000)              $    18,961     $    15,037     $    24,837     $    37,093     $    21,297
Ratio of investment income
  to average net assets (c)            0.00%            N/A             N/A             N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%           0.75%           0.75%
Total return (g)                      30.17%         -31.31%         -24.07%         -16.11%          92.59%


                                                USAA LIFE WORLD GROWTH FUND ACCOUNT
                                ---------------------------------------------------------------------------
                                                       Year Ended December 31,
                                   2003            2002            2001            2000            1999
                                -----------     -----------     -----------     -----------     -----------
At end of period:
  Accumulation units (000)              873             917           1,009           1,144           1,003
  Annuity units (000)                     2               2               2               2               2
  Accumulation unit value       $ 18.197983     $ 14.273481     $ 16.988356     $ 20.654406     $ 23.209674
  Net assets (000)              $    15,936     $    13,121     $    17,181     $    23,672     $    23,335
Ratio of investment income
  to average net assets (c)            1.01%            N/A             N/A             N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%           0.75%           0.75%
Total return (g)                      27.36%         -16.06%         -17.81%         -11.07%          29.84%


                                                      USAA LIFE INCOME FUND ACCOUNT
                                ---------------------------------------------------------------------------
                                                       Year Ended December 31,
                                   2003            2002            2001            2000            1999
                                -----------     -----------     -----------     -----------     -----------
At end of period:
  Accumulation units (000)            1,517           1,511           1,433             879           1,208
  Annuity units (000)                     4               5               5               5               6
  Accumulation unit value       $ 17.817055     $ 17.110216     $ 15.969161     $ 15.007467     $ 13.262741
  Net assets (000)              $    27,108     $    25,946     $    22,967     $    13,268     $    16,099
Ratio of investment income
  to average net assets (c)            4.49%            N/A             N/A             N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%           0.75%           0.75%
Total return (g)                       4.03%           7.05%           6.32%          13.04%          -5.99%


                             VANGUARD DIVERSIFIED VALUE PORTFOLIO FUND ACCOUNT
                        ----------------------------------------------------------
                                         Year Ended December 31,
                                   2003            2002            2001(a)
                                -----------     -----------     -----------
At end of period:
  Accumulation units (000)              400             288             271
  Annuity units (000)                     -               -               -
  Accumulation unit value       $ 10.343108     $  7.947514     $  9.336800
  Net assets (000)              $     4,136     $     2,290     $     2,532
Ratio of investment income
  to average net assets (c)            1.93%            N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%(e)
Total return (g)                      29.92%         -15.02%          -6.70%(f)


                               VANGUARD MID-CAP INDEX PORTFOLIO FUND ACCOUNT
                        ----------------------------------------------------------
                                         Year Ended December 31,
                                   2003            2002            2001(a)
                                -----------     -----------     -----------
At end of period:
  Accumulation units (000)              693             608             210
  Annuity units (000)                     -               -               -
  Accumulation unit value       $ 11.173063     $  8.397224     $  9.912441
  Net assets (000)              $     7,743     $     5,104     $     2,085
Ratio of investment income
  to average net assets (c)            0.80%            N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%(e)
Total return (g)                      32.84%         -15.42%          -0.95%(f)


                                           VANGUARD SMALL COMPANY GROWTH PORTFOLIO FUND ACCOUNT
                                ---------------------------------------------------------------------------
                                                       Year Ended December 31,
                                   2003            2002            2001(b)            2000            1999
                                -----------     -----------     -----------     -----------     -----------
At end of period:
  Accumulation units (000)              893             650             456             440             441
  Annuity units (000)                     -               -               -               -               -
  Accumulation unit value       $ 11.293026     $  8.065415     $ 10.696387     $ 10.043462     $ 10.526480
  Net assets (000)              $   10,086      $     5,239     $     4,883     $     4,416     $     4,642
Ratio of investment income
  to average net assets (c)           0.02%             N/A             N/A             N/A             N/A
Ratio of expenses to
  average net assets (d)              0.75%            0.75%           0.75%           0.75%           0.75%
Total return (g)                     39.78%          -24.72%           6.36%          -4.72%          19.06%


                                 VANGUARD REIT INDEX PORTFOLIO FUND ACCOUNT
                        ----------------------------------------------------------
                                         Year Ended December 31,
                                   2003            2002            2001(a)
                                -----------     -----------     -----------
At end of period:
  Accumulation units (000)              724             606             102
  Annuity units (000)                     -               -               -
  Accumulation unit value       $ 15.130721     $ 11.252063     $ 10.950003
  Net assets (000)              $    10,951     $     6,819     $     1,121
Ratio of investment income
  to average net assets (c)            3.72%            N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%(e)
Total return (g)                      34.31%           2.63%           9.43%(f)


                           VANGUARD HIGH YIELD BOND PORTFOLIO FUND ACCOUNT
                        ----------------------------------------------------------
                                         Year Ended December 31,
                                   2003            2002            2001(a)
                                -----------     -----------     -----------
At end of period:
  Accumulation units (000)              367             140              72
  Annuity units (000)                     -               -               -
  Accumulation unit value       $ 11.537996     $  9.946870     $  9.869512
  Net assets (000)              $     4,236     $     1,392     $       707
Ratio of investment income
  to average net assets (c)            3.83%            N/A             N/A
Ratio of expenses to
  average net assets (d)               0.75%           0.75%           0.75%(e)
Total return (g)                      15.83%           0.64%          -1.37%(f)

                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          December 31, 2003



                                               VANGUARD MONEY MARKET PORTFOLIO FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------
                                                               Year Ended December 31,

                                          2003             2002            2001(b)                2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           9,196           17,359             24,394              20,126             25,382
      Annuity units (000)                    -                -                  -                   -                  -
      Accumulation unit value      $  1.354439      $  1.350997        $  1.338044         $  1.293846        $  1.227534
      Net assets (000)             $    12,455      $    23,452        $    32,640         $    26,041        $    31,157
Ratio of investment income
     to average net assets (c)            1.03%             N/A                N/A                 N/A                N/A
Ratio of expenses to
      average net assets (d)              0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                          0.13%            0.86%              3.31%               5.28%              4.01%


                                                          FIDELITY CONTRAFUND(R) PORTFOLIO FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------

                                                               Year Ended December 31,

                                          2003             2002            2001(a)
                                   -----------      -----------        -----------
At end of period:

      Accumulation units (000)             338              244                73
      Annuity units (000)                    -                -                  -
      Accumulation unit value      $ 10.915691      $  8.561012        $  9.515065
      Net assets (000)             $     3,686      $     2,088        $       690
Ratio of investment income
     to average net assets (c)            0.38%             N/A                N/A
Ratio of expenses to
      average net assets (d)              0.75%            0.75%              0.75%(e)
Total return (g)                         27.29%          -10.17%             -4.92%(f)



                                                          FIDELITY EQUITY-INCOME PORTFOLIO FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------

                                                               Year Ended December 31,

                                          2003             2002            2001(a)
                                   -----------      -----------        -----------
At end of period:

      Accumulation units (000)             241              151                 95
      Annuity units (000)                    -                -                  -
      Accumulation unit value      $ 10.052958      $  7.771493        $  9.427762
      Net assets (000)             $     2,425      $     1,170        $       899
Ratio of investment income
     to average net assets (c)            1.35%             N/A                N/A
Ratio of expenses to
      average net assets (d)              0.75%            0.75%              0.75%(e)
Total return (g)                         29.12%          -17.71%             -5.79%(f)

                                                          FIDELITY DYNAMIC CAP APPRECIATION PORTFOLIO
                                   ---------------------------------------------------------------------------------------

                                                               Year Ended December 31,

                                          2003             2002            2001(a)
                                   -----------      -----------        -----------
At end of period:

      Accumulation units (000)             145               64                 24
      Annuity units (000)                    -                -                  -
      Accumulation unit value      $  9.709522      $  7.809482        $  8.464990
      Net assets (000)             $     1,407      $       499        $       203
Ratio of investment income
     to average net assets (c)            0.00%             N/A                N/A
Ratio of expenses to
      average net assets (d)              0.75%            0.75%              0.75%(e)
Total return (g)                         24.10%           -7.90%            -15.42%(f)


(a) Variable fund accounts commenced operations May 1, 2001 with an initial accumulation unit value of $10.00 per unit.

(b) On May 1, 2001, USAA Life substituted shares of the VVIF Equity Index Portfolio for shares of the Deutsche VIT Equity 500 Index
Fund, shares of the VVIF Small Company Growth Portfolio for shares of the Deutsche VIT Small Cap Index Fund, shares of the VVIF
International Portfolio for shares of the Deutsche VIT EAFE(R) Equity Index Fund and the USAA Life International Fund, and shares of the VVIF Money Market Fund Portfolio for shares of the USAA Life Money Market Fund. The operations of the predecessor funds prior to
May 1, 2001 are included in the accompanying financial statements. Each fund substitution was a non-taxable event for contract owners and did not affect total assets. The value of contract owner holdings did not change as a result of the substitution.

(c) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.

(d) The information for 2003 is based on actual expenses to the contractowner for the period, excluding the expenses of the underlying fund, and charges made directly to contract holder accounts through the redemption of units. Prior years have been restated to exclude the expenses of the underlying fund, and charges made directly to the contract holder accounts through the redemption of units.

(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(f) Not annualized for periods less than one year.

(g) The AUV total return figures are computed in accordance with a formula prescribed by the Securities and Exchange Commission, which includes deduction of contract charges.



                                           SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                                              NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                                          December 31, 2003


                                                    SCUDDER CAPITAL GROWTH PORTFOLIO FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------
                                          2003             2002               2001               2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           1,403            1,519              1,835               2,082              1,837
      Annuity units (000)                    -                -                  -                   -                  -
      Accumulation unit value      $ 20.790583      $ 16.508497        $ 23.487941         $ 29.346175        $ 32.816021
      Net assets (000)             $    29,179      $    25,077        $    43,093         $    61,092        $    60,299
Ratio of investment income
      to average net assets (c)           0.43%             N/A                N/A                 N/A                N/A
Ratio of expenses to
       average net assets (d)             0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         25.83%          -29.77%            -20.00%             -10.62%             34.14%




                                                       ALGER AMERICAN GROWTH PORTFOLIO FUND ACCOUNT
                                   ---------------------------------------------------------------------------------------
                                          2003             2002               2001               2000                1999
                                   -----------      -----------        -----------         -----------        ------------
At end of period:

      Accumulation units (000)           2,201            2,319              2,721               3,059              2,885
      Annuity units (000)                    4                5                  5                   5                  5
      Accumulation unit value      $ 23.504239      $ 17.520609        $ 26.344044         $ 30.100055        $ 35.583778
      Net assets (000)             $    51,836      $    40,713        $    71,820         $    92,232        $   102,850
Ratio of investment income
      to average net assets (c)           0.00%             N/A                N/A                 N/A                N/A
Ratio of expenses to
       average net assets (d)             0.75%            0.75%              0.75%               0.75%              0.75%
Total return (g)                         34.04%          -33.54%            -12.52%             -15.45%             32.67%

PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1. Part A of the Registration Statement. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for the years ended December 31, 1996 through December 31, 2003, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995).


      2.  Part B of the Registration Statement.

          (a) The most recent audited financial statements of the Separate Account as of December 31, 2003 and for each of the years or periods presented.

          (b) The consolidated financial statements of USAA Life Insurance Company as of December 31, 2003, and for each of the years in the three-year period ended December 31, 2003.


(b)   Exhibits

      1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)(3)

      2.  Not Applicable.

      3. (a) Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998.(3)

          (b) Underwriting Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, effective May 1, 2003(9)

      4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements.(3)

          (b) TSA Loan Endorsement.(3)

          (c) Elimination of Fixed Fund Withdrawal Charge Endorsement.(7)

      5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.(3)

          (b) Telephone Authorization Form.(3)

          (c) Section 1035 Exchange Form.(3)

      6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended.(5)

          (b) Bylaws of USAA Life Insurance Company, as amended April 17,
              2000.(7)

      7.  Not Applicable.

      8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995.(3)

                                 VA Part C--1

          (b) Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Life Investment Trust, effective May 1, 2003.(9)

          (c) Form of Administrative Services Agreement, by and between USAA Life Insurance Company and USAA Investment Management Company(9).


      (f) (i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

         (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998.(4)

        (iii) Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998.(4)

         (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998.(4)

      (g) (i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

         (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998.(3)

      (h) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001.(6)

      (i) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001.(6)

9. Opinion and Consent of Counsel concerning the legality of the securities being registered.(6)

10. The following Powers of Attorney and Consents:

      (a)  Power of Attorney for Robert G. Davis.(2)
      (b)  Powers of Attorney for Josue Robles, Jr.(5)
      (c)  Power of Attorney for Russell A. Evenson.(7)
      (d)  Power of Attorney for Edward R. Dinstel.(8)
      (e)  Power of Attorney for David M. Holmes.(9)
      (f) Powers of Attorney for Mark S. Rapp, Kristi A. Matus, and Steven A. Bennett (Filed herewith)
      (g)  Consent of KPMG LLP, Independent Auditors. (Filed herewith.)

11.  Not Applicable.

12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994.(3)

     (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

                                 VA Part C--2

13.  Not applicable.

-------------
(1) Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
(2) Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
(3) Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
(4) Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
(5) Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.
(6) Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.
(7) Previously filed on March 1, 2002 in Post-Effective Amendment No. 9 to this Registration Statement
(8) Previously filed on April 30 2002 in Post-Effective Amendment No. 10 to this Registration Statement.
(9) Previously filed on May 1, 2003 in Post-Effective Amendment No. 11 to this Registration Statement.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

    DIRECTORS:                     POSITIONS & OFFICES ON THE BOARD:
    ----------                     ---------------------------------
    Robert G. Davis                Director and Chairman
    Kristi A. Matus                Director and Vice Chairman
    Steven A. Bennett              Director
    Edward R. Dinstel              Director
    Russell A. Evenson             Director
    David M. Holmes                Director
    Mark S. Rapp                   Director
    Josue Robles, Jr.              Director

    OFFICERS (OTHER THAN DIRECTORS):

    NAME:                          POSITIONS & OFFICES WITH USAA LIFE:
    -----                          -----------------------------------
    Kristi A. Matus                President and Chief Executive Officer
    Lynda C. Cabell                Senior Vice President and Assistant Treasurer
    Edward R. Dinstel              Senior Vice President
    John W. Douglas                Senior Vice President
    Russell A. Evenson             Senior Vice President
    David M. Holmes                Senior Vice President and Treasurer
    Mark S. Howard                 Senior Vice President and Secretary
    Sharon L. Kaminsky             Senior Vice President
    Mark S. Rapp                   Senior Vice President
    Amy D. Cannefax                Vice President
    Pattie S. McWilliams           Vice President
    W. James Nabholz               Vice President and Assistant Secretary
    Allen R. Pierce, Jr.           Vice President
    Josie E. Rangel                Vice President
    Deborah E. Roos                Vice President
    Diana L. Scheel                Vice President
    Cynthia A. Toles               Vice President and Assistant Secretary
    Phillip N. Beyer               Assistant Vice President
    Brenda E. Davis                Assistant Vice President
    Michael P. Egan                Assistant Vice President
    Jeffrey G. Nordstrom           Assistant Vice President

                                  VA Part C--3

    Layne C. Roetzel               Assistant Vice President
    James J. Vitali                Assistant Vice President
    Jane B. Wickstrom              Assistant Vice President
    Joan D. Wiley                  Assistant Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed herewith and incorporated by reference in response to this item.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2004, there were 8,999 owners of Contracts covered by this Registration Statement.


ITEM 28. INDEMNIFICATION

The information called for by this Item is incorporated herein by reference to
Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the 1933 Act) may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the Commission), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. USAA Investment Management Company (USAA IMCO) is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Management. Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      DIRECTORS:                       POSITIONS & OFFICES WITH USAA IMCO:
      ---------                        ----------------------------------
      Robert G. Davis                  Director and Chairman
      Christopher W. Claus             Director and Vice Chairman


                                  VA Part C--4

    OFFICERS:                    POSITIONS WITH USAA IMCO:
    --------                     ------------------------
    Christopher W. Claus         CEO and President
    Clifford A. Gladson          Senior Vice President, Fixed Income Investments
    David M. Holmes              Senior Vice President, Senior Financial Officer
                                 and Treasurer
    Mark S. Howard               Senior Vice President, Secretary and Counsel
    Terri L. Luensmann           Senior Vice President, Investment Operations
    Mark S. Rapp                 Senior Vice President, Marketing
    Stuart H. Wester             Vice President, Equity Investments
    Eileen M. Smiley             Vice President, Assistant Secretary

(c)   Not Applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31. MANAGEMENT SERVICES

   None.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (Statement), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

(d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the

                                  VA Part C--5

Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 19th day of April, 2004.

                                        Separate Account of
                                        USAA Life Insurance Company
                                        (Registrant)

                                  By:   USAA Life Insurance Company
                                        (On behalf of Registrant and itself)

                                  By:   /s/ Kristi A. Matus
                                     ---------------------------------------
                                        Kristi A. Matus
                                        President and Chief Executive Officer

Attest: /s/ Cynthia A. Toles
        ----------------------------
        Cynthia A. Toles
        Vice President and Assistant Secretary


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                     (TITLE)                               (DATE)

----------------------
Robert G. Davis            Chairman


/s/ Kristi A. Matus
----------------------
Kristi A. Matus            Vice Chairman, President and          April 19, 2004
                           Chief Executive Officer

/s/ Edward R. Dinstel
----------------------
Edward R. Dinstel          Director                              April 19, 2004


/s/ Russell A. Evenson
----------------------
Russell A. Evenson         Director                              April 19, 2004


/s/ David M. Holmes
----------------------
David M. Holmes            Director and Treasurer                April 19, 2004


/s/Mark S. Rapp
----------------------
Mark S. Rapp               Director                              April 19, 2004


/s/ Steven A. Bennett
----------------------
Steven A. Bennett          Director                              April 19, 2004


/s/ Josue Robles, Jr.
----------------------
Josue Robles, Jr.          Director                              April 19, 2004


                                  VA Part C--7

                                  EXHIBIT INDEX

EXHIBIT
--------------------------------------------------------------------------------
1.   Powers of Attorney for Mark S. Rapp, Kristi A. Matus, and Steven A.
     Bennett

2.   Consent of KPMG LLP, Independent Auditors

3.   Persons Controlled By or Under Common Control with the Depositor or
     Registrant.


                                  VA Part C--8